March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Credit Strategies Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
720 East CLO Ltd., Series 2022-1A, Class CR, (3-mo. CME Term SOFR + 1.90%), 6.19%, 01/20/38(a)(b)	USD	1,000	$ 999,571
AGL CLO Ltd., Series 2021-12A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.15%, 07/20/34(a)(b)		1,000	996,460
AIMCO CLO Ltd., Series 2020-11A, Class CR2, (3-mo. CME Term SOFR + 1.90%), 6.20%, 07/17/37(a)(b)		1,000	1,001,522
Anchorage Capital CLO Ltd., Series 2019-11A, Class C1R2, (3-mo. CME Term SOFR + 2.40%), 6.69%, 07/22/37(a)(b)		1,000	1,003,572
Ballyrock CLO Ltd.(a)(b)
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 2.40%), 6.72%, 02/20/36		1,000	998,123
Series 2024-22A, Class B, (3-mo. CME Term SOFR + 2.35%), 6.65%, 04/15/37		1,500	1,505,417
Battalion CLO X Ltd., Series 2016-10A, Class BR2, (3- mo. CME Term SOFR + 2.31%), 6.61%, 01/25/35(a)(b)		1,000	996,938
Birch Grove CLO Ltd., Series 2024-9A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.24%, 10/22/37(a)(b)		1,000	999,825
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.90%, 04/15/37(a)(b)		1,500	1,505,445
Canyon CLO Ltd., Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.26%, 07/15/34(a)(b)		1,000	997,635
CarVal CLO IV Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.80%, 07/20/34(a)(b)		1,000	998,517
CarVal CLO VC Ltd., Series 2021-2A, Class C, (3-mo. CME Term SOFR + 2.46%), 6.76%, 10/15/34(a)(b)		1,000	1,000,188
CIFC Funding Ltd.(a)(b)
Series 2015-1A, Class CRR, (3-mo. CME Term SOFR + 2.16%), 6.45%, 01/22/31		1,000	1,001,035
Series 2019-5A, Class A2RS, (3-mo. CME Term SOFR + 2.01%), 6.31%, 01/15/35		800	800,456
Cook Park CLO Ltd., Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.01%), 6.31%, 04/17/30(a)(b)		250	250,123
Elmwood CLO 21 Ltd., Series 2022-8A, Class AR, (3-mo. CME Term SOFR + 1.65%), 5.94%, 10/20/36(a)(b)		700	701,171
Elmwood CLO 26 Ltd, Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 6.69%, 04/18/37(a)(b)		1,000	1,003,655
Elmwood CLO 37 Ltd., Series 2024-13A, Class D1, (3- mo. CME Term SOFR + 2.60%), 6.89%, 01/17/38(a)(b)		1,000	998,377
Galaxy XXIV CLO Ltd., Series 2024-R, Class CR, (3-mo. CME Term SOFR + 2.45%), 6.75%, 04/15/37(a)(b)		1,106	1,103,508
Generate CLO Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 5.91%, 04/22/37(a)(b)		1,000	1,001,998
Golub Capital Partners LP, Series 2020-48A, Class C, (3-mo. CME Term SOFR + 3.06%), 7.36%, 04/17/33(a)(b)		900	900,653
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (3-mo. CME Term SOFR + 3.26%), 7.56%, 01/27/31(a)(b)		500	500,452
HalseyPoint CLO Ltd., Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.41%), 6.70%, 04/20/34(a)(b)		750	749,389
NYACK Park CLO Ltd., Series 2021-1A, Class C, (3-mo. CME Term SOFR + 2.21%), 6.50%, 10/20/34(a)(b)		1,250	1,246,704
Oaktree CLO Ltd., Series 2024-27A, Class B, (3-mo. CME Term SOFR + 1.65%), 6.43%, 10/22/37(a)(b)		1,500	1,496,579
OCP CLO Ltd., Series 2019-17A, Class CR2, (3-mo. CME Term SOFR + 2.00%), 6.29%, 07/20/37(a)(b)		1,000	1,001,158
OHA Credit Funding Ltd., Series 2019-2A, Class D1R2, (3-mo. CME Term SOFR + 2.70%), 6.98%, 01/21/38(a)(b)		1,000	998,534
Security		Par (000)	Value
Asset-Backed Securities (continued)
OHA Credit Partners XV Ltd., Series 2017-15R, Class D1R, (3-mo. CME Term SOFR + 3.45%), 7.74%, 04/20/37(a)(b)	USD	1,500	$ 1,514,012
OHA Loan Funding Ltd.(a)(b)
Series 2013-1A, Class D1R3, (3-mo. CME Term SOFR + 3.30%), 7.59%, 04/23/37		750	755,401
Series 2015-1A, Class DR3, (3-mo. CME Term SOFR + 3.46%), 7.75%, 01/19/37		1,000	998,111
Palmer Square CLO Ltd.(a)(b)
Series 2022-1A, Class D, (3-mo. CME Term SOFR + 3.05%), 7.34%, 04/20/35		1,000	998,811
Series 2022-4A, Class C, (3-mo. CME Term SOFR + 2.21%), 6.51%, 10/15/34		1,000	996,553
Post CLO Ltd., Series 2022-1A, Class D, (3-mo. CME Term SOFR + 3.20%), 7.49%, 04/20/35(a)(b)		1,000	998,186
Rad CLO Ltd., Series 2021-15A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.60%, 01/20/34(a)(b)		1,000	997,180
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 6.05%, 10/15/37(a)(b)		1,000	1,001,119
Silver Point CLO Ltd., Series 2024-5A, Class C, (3-mo. CME Term SOFR + 2.10%), 6.39%, 10/20/37(a)(b)		1,250	1,253,836
Sixth Street CLO XIX Ltd., Series 2021-19A, Class D, (3-mo. CME Term SOFR + 3.26%), 7.55%, 07/20/34(a)(b)		1,000	1,003,503
Sycamore Tree CLO Ltd., Series 2024-5A, Class B, (3- mo. CME Term SOFR + 2.25%), 6.54%, 04/20/36(a)(b)		1,000	1,002,459
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR3, (3- mo. CME Term SOFR + 1.10%), 5.40%, 01/17/32(a)(b)		185	185,394
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(c)	GBP	107	143,566
Whitebox CLO I Ltd., Series 2019-1A, Class BRR, (3-mo. CME Term SOFR + 1.75%), 6.05%, 07/24/36(a)(b)	USD	2,000	2,003,000
Whitebox CLO II Ltd., Series 2020-2A, Class CR2, (3- mo. CME Term SOFR + 1.95%), 6.25%, 10/24/37(a)(b)		640	639,004
Total Asset-Backed Securities — 6.8% (Cost: $41,017,198)			41,247,140

	Shares
Common Stocks
Biotechnology — 0.1%
Anika Therapeutics, Inc.(d)	42,667	641,285
Broadline Retail — 0.0%
Thrasio LLC, (Acquired 06/18/24, Cost: $1,907,522)(d)(e)(f)	20,031	—
Construction & Engineering — 0.0%
Mcdermott International Ltd.(d)	17	281
Construction Materials — 0.0%
Kellermeyer Bergensons Common, Preference Shares(d)(e)	45,118	1
Diversified Consumer Services — 0.0%
Pluralsight LLC, (Acquired 08/22/24, Cost: $77,568)(d)(e)(f)	208,956	190,662

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $4,573)(d)(f)	364	$ 27,664
Financial Services — 0.0%
Aimbridge Acquisition Co., Inc.(d)(e)	840	55,879
NMG Parent LLC	78	8,378
		64,257
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(d)	34	68
Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $25,078)(d)(f)	807	8,540
INH Buyer, Inc., (Acquired 12/16/24, Cost: $149)(e)(f)	1,497,738	15
Quorum Restructuring Equity(e)	43,661	32,746
		41,301
Health Care Technology — 0.3%
Veradigm, Inc.(d)	333,919	1,455,887
Household Durables — 1.0%
Lennar Corp., Class A	30,000	3,443,400
Taylor Morrison Home Corp.(d)	46,000	2,761,840
		6,205,240
Industrial Conglomerates — 0.0%
SVP SINGER(d)(e)	1,930	9,168
Interactive Media & Services — 0.1%
Research Now Group LLC(d)	24,591	498,348
IT Services — 0.0%
Travelport Finance Luxembourg SARL(d)(e)	10	28,058
Media — 0.3%
EchoStar Corp., Class A(d)	71,000	1,816,180
Real Estate Management & Development(d) — 0.2%
ADLER Group SA(e)	16,485	—
WeWork, Inc., Class A	51,216	845,064
		845,064
Retail REITs — 0.3%
Pennsylvania REIT(d)	70,000	1,796,690
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(d)(e)	543	5,430
Total Common Stocks — 2.3% (Cost: $16,144,577)		13,625,584

		Par (000)
Corporate Bonds
Advertising Agencies — 0.1%
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27	USD	84	81,184
9.00%, 09/15/28		117	120,167
7.50%, 06/01/29		83	68,546
7.88%, 04/01/30		76	74,514
CMG Media Corp., 8.88%, 06/18/29(b)		28	24,150
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		80	69,412
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		4	3,931
Security		Par (000)	Value
Advertising Agencies (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.(b) (continued)
4.25%, 01/15/29	USD	11	$ 10,201
4.63%, 03/15/30		79	72,226
Summer BC Holdco B SARL, (3-mo. EURIBOR + 4.25%), 6.79%, 02/15/30(a)(c)	EUR	100	108,257
			632,588
Aerospace & Defense — 0.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	USD	19	19,307
Boeing Co.
6.86%, 05/01/54		2,530	2,748,075
7.01%, 05/01/64		1,085	1,175,697
Bombardier, Inc.(b)
6.00%, 02/15/28		182	179,605
8.75%, 11/15/30		47	49,552
7.25%, 07/01/31		6	6,020
7.00%, 06/01/32		19	18,918
Goat Holdco LLC, 6.75%, 02/01/32(b)		23	22,511
RTX Corp., 6.40%, 03/15/54		765	837,378
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		85	90,676
9.75%, 11/15/30		39	43,050
Triumph Group, Inc., 9.00%, 03/15/28(b)		78	82,000
			5,272,789
Air Freight & Logistics(b) — 0.0%
Rand Parent LLC, 8.50%, 02/15/30		15	14,850
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		7	7,135
			21,985
Automobile Components — 0.2%
Clarios Global LP/Clarios U.S. Finance Co.(b)
8.50%, 05/15/27		300	300,070
6.75%, 02/15/30		18	18,172
Dana, Inc.
4.25%, 09/01/30		6	5,538
4.50%, 02/15/32		8	7,285
Forvia SE, 5.50%, 06/15/31(c)	EUR	100	104,378
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	USD	10	9,884
Goodyear Tire & Rubber Co., 5.25%, 04/30/31		3	2,706
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28(c)(g)	EUR	320	361,154
Mahle GmbH, 6.50%, 05/02/31(c)		157	167,566
Schaeffler AG(c)(h)
04/01/28		100	107,860
04/01/31		100	107,555
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	35	33,381
			1,225,549
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(c)	GBP	126	151,497
Carvana Co.(b)(g)
(9.00% PIK), 9.00%, 06/01/30	USD	43	45,906
(9.00% PIK), 9.00%, 06/01/31		68	75,047
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		14	14,430
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		55	51,612
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobiles (continued)
RCI Banque SA(a)(c)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37	EUR	100	$ 107,954
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		200	225,041
			671,487
Banks — 1.9%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(c)		100	107,670
Banco Bilbao Vizcaya Argentaria SA, (5-year EUR Swap + 4.27%), 6.88%(a)(c)(i)		200	224,370
Bangkok Bank PCL/Hong Kong, (5-year CMT + 1.90%), 3.73%, 09/25/34(a)(c)	USD	200	184,694
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(c)		200	195,200
Bank of East Asia Ltd., (5-year CMT + 2.30%), 4.88%, 04/22/32(a)(c)		250	244,431
BPCE SA, (1-day SOFR + 2.61%), 6.92%, 01/14/46(a)(b)		375	389,781
Chiyu Banking Corp. Ltd., (5-year CMT + 3.20%), 5.75%, 04/07/32(a)(c)		250	245,117
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		1,030	1,055,721
Commerzbank AG, (5-year EUR Swap + 6.36%), 6.13%(a)(c)(i)	EUR	200	217,882
Deutsche Bank AG(a)(c)(i)
(5-year EURIBOR ICE Swap + 4.55%), 4.50%		200	207,346
(5-year EURIBOR ICE Swap + 5.26%), 8.13%		200	227,613
Eurobank Ergasias Services and Holdings SA, (5-year EURIBOR ICE Swap + 2.00%), 4.25%, 04/30/35(a)(c)		100	106,365
JPMorgan Chase & Co., (1-day SOFR + 2.58%), 5.72%, 09/14/33(a)	USD	2,235	2,296,617
Kasikornbank PCL/Hong Kong, (5-year CMT + 1.70%), 3.34%, 10/02/31(a)(c)		200	193,602
Macquarie Bank Ltd., 6.80%, 01/18/33(b)		2,070	2,218,023
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(c)	EUR	150	171,119
Riyad T1 Sukuk Ltd., (5-year CMT + 1.91%), 5.50%(a)(c)(i)	USD	200	195,750
Toronto-Dominion Bank, (5-year CMT + 2.98%), 7.25%, 07/31/84(a)		1,110	1,115,611
Truist Financial Corp., (1-day SOFR + 2.05%), 6.05%, 06/08/27(a)		1,340	1,362,307
UBS Group AG, (1-year CMT + 1.55%), 4.49%, 05/12/26(a)(b)		885	884,689
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)		11	10,972
			11,854,880
Biotechnology(c) — 0.1%
Biocon Biologics Global PLC, 6.67%, 10/09/29		400	377,580
Cidron Aida Finco SARL, 6.25%, 04/01/28	GBP	100	129,821
			507,401
Building Materials — 0.2%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(c)	EUR	103	114,604
6.75%, 07/15/31(b)	USD	48	48,312
HT Troplast GmbH, 9.38%, 07/15/28(c)	EUR	100	112,615
JELD-WEN, Inc., 7.00%, 09/01/32(b)	USD	33	29,276
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		36	34,796
9.75%, 07/15/28		20	20,105
PCF GmbH, 4.75%, 04/15/29(c)	EUR	303	279,769
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32	USD	97	97,616
Security		Par (000)	Value
Building Materials (continued)
Quikrete Holdings, Inc.(b) (continued)
6.75%, 03/01/33	USD	29	$ 28,868
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28		3	2,911
8.88%, 11/15/31		132	136,757
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)		21	20,994
Wilsonart LLC, 11.00%, 08/15/32(b)		24	22,021
			948,644
Building Products — 0.0%
White Cap Buyer LLC, 6.88%, 10/15/28(b)		158	151,641
Capital Markets — 0.2%
Apollo Debt Solutions BDC
6.90%, 04/13/29		488	506,337
6.70%, 07/29/31		15	15,476
6.55%, 03/15/32(b)		10	10,132
Ares Capital Corp., 5.80%, 03/08/32		5	4,970
Blackstone Private Credit Fund, 6.00%, 11/22/34(b)		45	43,291
Blue Owl Capital Corp. II, 8.45%, 11/15/26		11	11,531
Blue Owl Credit Income Corp.
7.75%, 09/16/27		46	48,010
6.60%, 09/15/29(b)		6	6,097
6.65%, 03/15/31		485	494,647
Blue Owl Technology Finance Corp., 6.75%, 04/04/29		3	3,041
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		40	39,447
Golub Capital Private Credit Fund, 5.88%, 05/01/30(b)		7	6,931
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(b)		10	9,884
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		86	81,761
9.75%, 01/15/29		14	13,916
4.38%, 02/01/29		3	2,499
10.00%, 11/15/29(b)		21	20,853
Sixth Street Lending Partners, 6.13%, 07/15/30(b)		10	10,065
			1,328,888
Chemicals — 0.5%
Celanese U.S. Holdings LLC
6.50%, 04/15/30		8	7,942
6.75%, 04/15/33		11	10,678
Chemours Co.
5.38%, 05/15/27		14	13,657
5.75%, 11/15/28(b)		9	8,301
4.63%, 11/15/29(b)		2	1,707
8.00%, 01/15/33(b)		12	11,221
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)	EUR	200	216,282
INEOS Finance PLC, 6.38%, 04/15/29(c)		202	223,610
INEOS Quattro Finance 2 PLC(c)
8.50%, 03/15/29		204	231,231
6.75%, 04/15/30		100	107,938
Itelyum Regeneration SpA, 04/15/30(c)(h)		100	107,319
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(g)	USD	27	23,847
Lune Holdings SARL, 5.63%, 11/15/28(c)	EUR	102	82,168
Mativ Holdings, Inc., 8.00%, 10/01/29(b)	USD	12	10,343
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		13	12,662
Nobian Finance BV, Class B, 3.63%, 07/15/26(c)	EUR	100	107,589
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(c)		427	480,765
9.75%, 11/15/28(b)	USD	200	207,643
5.38%, 10/01/29(c)	EUR	100	99,227
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(c)		500	566,980
Synthomer PLC, 7.38%, 05/02/29(c)		100	108,941

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
WR Grace Holdings LLC(b)
5.63%, 08/15/29	USD	150	$ 129,091
7.38%, 03/01/31		64	63,945
			2,833,087
Commercial Services & Supplies — 0.4%
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		217	219,767
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.88%, 06/01/28(c)	GBP	400	485,698
Amber Finco PLC, 6.63%, 07/15/29(c)	EUR	136	152,843
Arena Luxembourg Finance SARL, 05/01/30(a)(c)(h)		100	108,186
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(c)		100	104,620
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(c)		129	127,457
Boels Topholding BV, 5.75%, 05/15/30(c)		100	110,576
Deluxe Corp., 8.13%, 09/15/29(b)	USD	8	8,047
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		10	10,069
Fortress Transportation and Infrastructure Investors LLC(b)
5.50%, 05/01/28		114	111,734
7.00%, 05/01/31		96	97,538
7.00%, 06/15/32		45	45,633
5.88%, 04/15/33		4	3,821
Garda World Security Corp.(b)
7.75%, 02/15/28		98	100,435
6.00%, 06/01/29		6	5,626
8.25%, 08/01/32		45	43,917
8.38%, 11/15/32		69	67,841
Hertz Corp., 12.63%, 07/15/29(b)		9	8,127
Kapla Holding SAS(c)
5.00%, 04/30/31	EUR	100	107,846
(3-mo. EURIBOR + 3.50%), 6.00%, 07/31/30(a)		100	108,348
Pachelbel Bidco SpA(c)
7.13%, 05/17/31		100	114,528
(3-mo. EURIBOR + 4.25%), 6.87%, 05/17/31(a)		100	108,863
Q-Park Holding I BV, 5.13%, 02/15/30(c)		102	111,787
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)	USD	23	22,334
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)		47	46,554
Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, 07/15/29(c)	EUR	100	109,664
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29(c)		100	109,664
Veritiv Operating Co., 10.50%, 11/30/30(b)	USD	12	12,706
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		61	62,424
Williams Scotsman, Inc., 6.63%, 04/15/30(b)		23	23,246
			2,749,899
Construction & Engineering — 0.3%
Azzurra Aeroporti SpA, 2.63%, 05/30/27(c)	EUR	200	211,189
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	USD	193	184,123
Cellnex Telecom SA, Series CLNX, 2.13%, 08/11/30(c)	EUR	100	114,186
Delhi International Airport Ltd., 6.13%, 10/31/26(c)	USD	200	200,000
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(c)		200	190,500
Heathrow Finance PLC(c)
3.88%, 03/01/27(j)	GBP	126	155,440
6.63%, 03/01/31		100	127,945
Infrastrutture Wireless Italiane SpA, 1.75%, 04/19/31(c)	EUR	100	99,615
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(c)	USD	400	402,500
			1,685,498
Security		Par (000)	Value
Consumer Finance — 0.2%
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(a)(b)	USD	5	$ 4,889
Muthoot Finance Ltd., 7.13%, 02/14/28(c)		250	252,650
Navient Corp., 9.38%, 07/25/30		47	50,069
Nexi SpA, 0.00%, 02/24/28(c)(k)	EUR	200	195,247
OneMain Finance Corp.
6.63%, 05/15/29	USD	23	23,043
5.38%, 11/15/29		98	93,232
7.50%, 05/15/31		8	8,141
7.13%, 11/15/31		9	9,053
6.75%, 03/15/32		22	21,592
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(b)		52	52,413
SLM Corp., 6.50%, 01/31/30		5	5,130
WEX, Inc., 6.50%, 03/15/33(b)		24	23,737
Worldline SA/France, 0.00%, 07/30/26(c)(k)	EUR	188	198,200
			937,396
Consumer Staples Distribution & Retail — 0.1%
B&M European Value Retail SA(c)
4.00%, 11/15/28	GBP	100	119,584
6.50%, 11/27/31		200	251,978
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29	USD	8	8,169
4.80%, 11/18/44		5	4,527
			384,258
Containers & Packaging — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)		200	170,305
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.13%, 08/15/26(c)	EUR	142	141,837
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29	USD	23	23,127
6.88%, 01/15/30		58	58,440
8.75%, 04/15/30		87	88,231
6.75%, 04/15/32		54	54,373
Fiber Midco SpA, (10.75% PIK), 10.75%, 06/15/29(c)(g)	EUR	100	106,508
Kleopatra Finco SARL, 4.25%, 03/01/26(c)		100	100,020
LABL, Inc.(b)
5.88%, 11/01/28	USD	30	23,609
9.50%, 11/01/28		93	78,630
8.63%, 10/01/31		22	16,390
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27		296	290,080
9.25%, 04/15/27		14	13,206
OI European Group BV, 5.25%, 06/01/29(c)	EUR	108	117,481
Sealed Air Corp., 4.00%, 12/01/27(b)	USD	5	4,813
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)		20	21,450
			1,308,500
Diversified REITs — 1.3%
American Tower Corp., 3.10%, 06/15/50		743	485,497
Digital Realty Trust LP, 1.88%, 11/15/29(b)(l)		6	5,942
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		120	103,867
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		63	58,168
Iron Mountain, Inc., 6.25%, 01/15/33(b)		34	33,672
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
10.50%, 02/15/28		169	179,527
6.50%, 02/15/29		6,000	5,389,183
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
Uniti Group, Inc., 7.50%, 12/01/27(b)(l)	USD	800	$ 889,600
VICI Properties LP, 5.13%, 05/15/32		990	968,947
			8,114,403
Diversified Telecommunication Services — 1.9%
CommScope LLC(b)
4.75%, 09/01/29		38	33,784
9.50%, 12/15/31		36	37,080
EchoStar Corp.
(3.88% PIK), 3.88%, 11/30/30(g)		3,228	3,603,054
(6.75% PIK), 6.75%, 11/30/30(g)		130	118,329
10.75%, 11/30/29		3,132	3,290,659
Eutelsat SA(c)
2.25%, 07/13/27	EUR	100	97,587
1.50%, 10/13/28		100	84,528
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	USD	49	48,345
5.88%, 11/01/29		10	9,501
6.00%, 01/15/30(b)		15	15,033
8.75%, 05/15/30(b)		162	170,656
8.63%, 03/15/31(b)		12	12,782
Global Switch Finance BV, 1.38%, 10/07/30(c)	EUR	151	152,731
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)(c)(i)	USD	200	195,954
Iliad Holding SASU
7.00%, 10/15/28(b)		289	292,507
5.38%, 04/15/30(c)	EUR	126	136,860
6.88%, 04/15/31(c)		100	113,802
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	USD	55	52,252
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(c)	EUR	150	162,997
Level 3 Financing, Inc.(b)
10.50%, 04/15/29	USD	99	109,300
4.88%, 06/15/29		49	41,423
11.00%, 11/15/29		139	155,354
4.50%, 04/01/30		20	16,254
10.50%, 05/15/30		63	67,504
3.88%, 10/15/30		2	1,510
10.75%, 12/15/30		45	49,235
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(d)(g)(m)		3,740	1,140,749
Lorca Telecom Bondco SA, 5.75%, 04/30/29(c)	EUR	294	330,779
Lumen Technologies, Inc.(b)
4.13%, 04/15/29	USD	20	18,299
4.13%, 04/15/30		20	18,176
10.00%, 10/15/32		15	15,264
SoftBank Group Corp.(c)
5.38%, 01/08/29	EUR	175	192,949
3.38%, 07/06/29		600	616,422
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	4	4,143
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		101	102,829
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		139	126,607
6.13%, 03/01/28		34	28,279
			11,663,517
Electric Utilities — 0.6%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(c)(i)	EUR	125	137,171
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(c)	USD	200	192,000
Alpha Generation LLC, 6.75%, 10/15/32(b)		23	23,015
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(c)	EUR	200	218,940
Security		Par (000)	Value
Electric Utilities (continued)
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(c)	USD	200	$ 207,250
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(c)	EUR	100	107,184
Diamond II Ltd., 7.95%, 07/28/26(c)	USD	200	201,625
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(i)		30	28,712
EDP SA, (5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54(a)(c)	EUR	100	108,671
FirstEnergy Corp., 4.00%, 05/01/26(l)	USD	36	36,468
JSW Hydro Energy Ltd., 4.13%, 05/18/31(c)		148	132,027
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(c)		381	368,835
Orsted A/S, (5-year EURIBOR ICE Swap + 2.59%), 5.13%, 12/31/99(a)(c)	EUR	100	108,818
Pacific Gas and Electric Co.
6.95%, 03/15/34	USD	495	536,383
4.20%, 06/01/41		310	246,611
Pike Corp., 8.63%, 01/31/31(b)		5	5,269
Public Power Corp. SA, 4.63%, 10/31/31(c)	EUR	100	109,344
San Miguel Global Power Holdings Corp., (5-year CMT + 7.73%), 8.75%(a)(c)(i)	USD	400	409,200
Southern Co., 4.50%, 06/15/27(b)(l)		11	12,109
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(c)		149	149,372
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(i)		13	13,340
Vistra Operations Co. LLC, 6.88%, 04/15/32(b)		28	28,538
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(b)		56	55,070
			3,435,952
Electronic Equipment, Instruments & Components(b) — 0.0%
WESCO Distribution, Inc., 6.38%, 03/15/33		20	20,101
Xerox Corp., 10/15/30(h)		7	6,930
			27,031
Energy Equipment & Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.25%, 04/01/28		121	121,093
6.63%, 09/01/32		35	35,137
Enerflex Ltd., 9.00%, 10/15/27(b)		36	36,840
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		33	33,639
OEG Finance PLC, 7.25%, 09/27/29(c)	EUR	100	111,524
Star Holding LLC, 8.75%, 08/01/31(b)	USD	19	18,161
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)		77	78,314
			434,708
Entertainment — 1.9%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(c)	EUR	500	566,331
Caesars Entertainment, Inc.(b)
7.00%, 02/15/30	USD	94	95,288
6.00%, 10/15/32		42	39,223
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 7.11%, 07/31/28(a)(c)	EUR	100	109,373
CPUK Finance Ltd., 7.88%, 08/28/29(c)	GBP	100	130,727
Great Canadian Gaming Corp., 8.75%, 11/15/29(b)	USD	28	28,131
Inter Media and Communication SpA, 6.75%, 02/09/27(c)	EUR	196	215,056
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)	USD	26	24,123
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)		4	3,899
Lottomatica Group SpA(c)
5.38%, 06/01/30	EUR	100	111,038
(3-mo. EURIBOR + 3.25%), 5.74%, 06/01/31(a)		100	108,944
Mohegan Tribal Gaming Authority, 8.00%, 02/01/26(b)	USD	7,852	7,851,634
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 04/15/30(b)(h)		1,681	1,652,014

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment (continued)
Motion Finco SARL, 7.38%, 06/15/30(c)	EUR	200	$ 213,757
Pinewood Finco PLC, 6.00%, 03/27/30(c)	GBP	146	185,918
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	USD	21	15,435
5.88%, 09/01/31		23	15,238
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		13	12,783
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		40	37,724
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		45	45,173
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31(b)		75	77,614
			11,539,423
Environmental, Maintenance & Security Service(b) — 0.0%
Madison IAQ LLC, 5.88%, 06/30/29		67	63,300
Waste Pro USA, Inc., 7.00%, 02/01/33		70	70,236
			133,536
Financial Services — 0.3%
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(a)		270	261,262
Azorra Finance Ltd., 7.75%, 04/15/30(b)		12	11,832
Bracken MidCo1 PLC, (6.75% Cash or 7.50% PIK), 6.75%, 11/01/27(c)(g)	GBP	100	127,249
Clue Opco LLC, 9.50%, 10/15/31(b)	USD	13	13,004
Far East Horizon Ltd., 5.88%, 03/05/28(c)		200	198,400
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		26	26,404
9.13%, 05/15/31		20	20,126
8.38%, 04/01/32		12	11,725
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		25	25,344
Intrum AB(c)(d)(m)
3.00%, 09/15/27	EUR	200	170,845
9.25%, 03/15/28		100	88,937
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/29(b)	USD	25	26,237
Manappuram Finance Ltd., 7.38%, 05/12/28(c)		200	200,250
Nationstar Mortgage Holdings, Inc.(b)
6.50%, 08/01/29		7	7,097
7.13%, 02/01/32		50	51,938
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		8	8,322
7.13%, 11/15/30		21	21,335
6.88%, 02/15/33		15	14,906
Piramal Finance Ltd., 7.80%, 01/29/28(c)		200	198,500
ProGroup AG, 5.13%, 04/15/29(c)	EUR	100	106,724
Shriram Finance Ltd., 6.63%, 04/22/27(c)	USD	200	200,500
Stena International SA, 7.25%, 01/15/31(b)		200	199,908
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(g)	EUR	108	35,585
UWM Holdings LLC, 6.63%, 02/01/30(b)	USD	33	32,731
			2,059,161
Food Products — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25%, 03/15/33(b)		13	13,127
B&G Foods, Inc., 8.00%, 09/15/28(b)		7	7,033
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(c)	GBP	113	136,289
Bellis Finco PLC, 4.00%, 02/16/27(c)		100	122,076
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(g)	USD	100	108,696
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(b)		149	153,089
Security		Par (000)	Value
Food Products (continued)
Elior Group SA, 5.63%, 03/15/30(c)	EUR	110	$ 118,348
ELO SACA, 3.25%, 07/23/27(c)		100	102,615
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31	USD	21	21,682
9.63%, 09/15/32		6	6,166
Irca SpA, (3-mo. EURIBOR + 3.75%), 6.25%, 12/15/29(a)(c)	EUR	100	108,130
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)	USD	9	9,257
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.95%, 07/01/29(a)(c)	EUR	200	215,719
Market Bidco Finco PLC, 5.50%, 11/04/27(c)	GBP	300	370,086
Tereos Finance Groupe I SA(c)
7.25%, 04/15/28	EUR	300	334,933
5.75%, 04/30/31		100	108,752
United Natural Foods, Inc., 6.75%, 10/15/28(b)	USD	16	15,800
			1,951,798
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		126	130,725
Insulet Corp., 6.50%, 04/01/33(b)		16	16,263
Medline Borrower LP, 5.25%, 10/01/29(b)		285	273,478
Opal Bidco SAS, 03/31/32(h)	EUR	100	108,130
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)	USD	15	15,250
			543,846
Health Care Providers & Services — 0.2%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)		10	9,990
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		63	58,449
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		49	46,791
6.00%, 01/15/29		4	3,555
5.25%, 05/15/30		180	148,508
4.75%, 02/15/31		16	12,648
10.88%, 01/15/32		54	53,199
Ephios Subco 3 SARL, 7.88%, 01/31/31(c)	EUR	134	154,361
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)	USD	16	15,409
LifePoint Health, Inc.(b)
9.88%, 08/15/30		31	32,708
11.00%, 10/15/30		94	102,188
8.38%, 02/15/32		40	40,274
10.00%, 06/01/32		18	17,170
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		6	5,661
Star Parent, Inc., 9.00%, 10/01/30(b)		98	96,594
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)		116	114,710
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)		38	37,891
			950,106
Health Care REITs — 1.4%
Diversified Healthcare Trust
9.75%, 06/15/25		2,812	2,809,029
0.00%, 01/15/26(b)(k)		2,745	2,587,347
4.75%, 02/15/28		3,394	2,916,215
MPT Operating Partnership LP/MPT Finance Corp.
7.00%, 02/15/32(c)	EUR	123	135,271
8.50%, 02/15/32(b)	USD	48	48,897
			8,496,759
Hotel & Resort REITs — 0.0%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		14	14,103
Pebblebrook Hotel Trust, 1.75%, 12/15/26(l)		1	935
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotel & Resort REITs (continued)
Service Properties Trust
8.63%, 11/15/31(b)	USD	150	$ 158,237
8.88%, 06/15/32		24	23,751
			197,026
Hotels, Restaurants & Leisure — 0.7%
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 6.49%, 07/18/30(a)(c)	EUR	100	108,405
Carnival Corp., 6.13%, 02/15/33(b)	USD	68	67,009
Champion Path Holdings Ltd., 4.50%, 01/27/26(c)		200	196,937
Deuce Finco PLC, 5.50%, 06/15/27(c)	GBP	100	126,752
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29	USD	42	38,682
6.75%, 01/15/30		6	5,188
Food Service Project SA, 5.50%, 01/21/27(c)	EUR	100	107,643
Fortune Star BVI Ltd.(c)
5.00%, 05/18/26	USD	200	193,500
3.95%, 10/02/26	EUR	200	206,649
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)	USD	42	42,799
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		50	38,143
Melco Resorts Finance Ltd.
4.88%, 06/06/25(b)		200	199,260
5.63%, 07/17/27(c)		200	196,000
5.75%, 07/21/28(c)		200	192,500
7.63%, 04/17/32(c)		200	199,715
NCL Corp. Ltd.(b)
8.13%, 01/15/29		13	13,674
7.75%, 02/15/29		8	8,338
6.75%, 02/01/32		29	28,646
Pinnacle Bidco PLC, 10.00%, 10/11/28(c)	GBP	312	425,938
Sabre GLBL, Inc.(b)
8.63%, 06/01/27	USD	55	54,427
10.75%, 11/15/29		42	42,306
Sands China Ltd.
5.13%, 08/08/25		200	199,776
3.25%, 08/08/31		200	173,250
Station Casinos LLC, 6.63%, 03/15/32(b)		41	40,664
Stonegate Pub Co. Financing PLC(c)
10.75%, 07/31/29	GBP	100	133,373
(3-mo. EURIBOR + 6.63%), 9.18%, 07/31/29(a)	EUR	100	110,629
Studio City Co. Ltd., 7.00%, 02/15/27(c)	USD	200	201,160
TUI Cruises GmbH(c)
6.50%, 05/15/26	EUR	56	61,189
5.00%, 05/15/30		100	108,671
Viking Cruises Ltd., 9.13%, 07/15/31(b)	USD	87	92,927
Wynn Macau Ltd.
5.63%, 08/26/28(b)		200	192,250
5.63%, 08/26/28(c)		200	192,250
			3,998,650
Household Durables — 0.1%
Beazer Homes USA, Inc.
5.88%, 10/15/27		4	3,922
7.50%, 03/15/31(b)		2	1,938
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(b)		15	13,687
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		8	8,268
Empire Communities Corp., 9.75%, 05/01/29(b)		5	5,057
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)		65	69,525
LGI Homes, Inc.(b)
8.75%, 12/15/28		6	6,253
7.00%, 11/15/32		14	13,240
Security		Par (000)	Value
Household Durables (continued)
Meritage Homes Corp., 1.75%, 05/15/28(b)(l)	USD	22	$ 21,494
New Home Co., Inc., 9.25%, 10/01/29(b)		13	13,335
Newell Brands, Inc., 7.00%, 04/01/46		650	569,475
STL Holding Co. LLC, 8.75%, 02/15/29(b)		9	9,237
			735,431
Household Products(b) — 0.0%
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31		5	4,434
Spectrum Brands, Inc., 3.88%, 03/15/31		2	1,704
			6,138
Independent Power and Renewable Electricity Producers — 0.1%
Greenko Dutch BV, 3.85%, 03/29/26(c)		176	170,500
Greenko Power II Ltd., 4.30%, 12/13/28(c)		167	153,974
ReNew Pvt Ltd., 5.88%, 03/05/27(c)		200	196,674
SK Battery America, Inc., 4.88%, 01/23/27(c)		230	230,872
XPLR Infrastructure LP, 2.50%, 06/15/26(b)(l)		23	21,930
			773,950
Industrial Conglomerates(b) — 0.0%
Amsted Industries, Inc., 6.38%, 03/15/33		10	9,947
Axon Enterprise, Inc.
6.13%, 03/15/30		20	20,184
6.25%, 03/15/33		16	16,165
			46,296
Insurance — 0.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		139	134,149
6.75%, 10/15/27		165	164,343
7.38%, 10/01/32		30	30,132
AmWINS Group, Inc., 4.88%, 06/30/29(b)		32	30,167
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)		13	12,813
Ardonagh Finco Ltd., 6.88%, 02/15/31(c)	EUR	266	293,378
AssuredPartners, Inc., 7.50%, 02/15/32(b)	USD	27	28,821
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)
7.25%, 02/15/31		107	107,988
8.13%, 02/15/32		65	65,682
HUB International Ltd.(b)
7.25%, 06/15/30		143	147,291
7.38%, 01/31/32		241	245,382
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		43	45,172
10.50%, 12/15/30		35	37,478
Meiji Yasuda Life Insurance Co., (5-year CMT + 2.91%), 6.10%, 06/11/55(a)(c)		600	597,890
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		203	206,843
Sumitomo Life Insurance Co., 5.88%(a)(c)(i)		200	198,335
Unipol Assicurazioni SpA, 4.90%, 05/23/34(c)	EUR	100	111,001
			2,456,865
Interactive Media & Services — 1.5%
iliad SA, 5.38%, 02/15/29(c)		200	225,068
Snap, Inc., 6.88%, 03/01/33(b)	USD	49	48,996
Telegram Group, Inc., 7.00%, 03/22/26(c)		8,400	8,356,803
United Group BV(c)
6.75%, 02/15/31	EUR	138	151,458
6.50%, 10/31/31		200	217,571
			8,999,896

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Internet Software & Services — 0.1%
Engineering - Ingegneria Informatica - SpA, 8.63%, 02/15/30(c)	EUR	100	$ 111,374
Match Group Holdings II LLC, 3.63%, 10/01/31(b)	USD	2	1,724
Meituan, 0.00%, 04/27/27(c)(k)(l)		400	397,890
Rakuten Group, Inc., 9.75%, 04/15/29(c)		200	217,144
			728,132
IT Services — 0.1%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(c)	EUR	100	109,216
Amentum Holdings, Inc., 7.25%, 08/01/32(b)	USD	19	18,690
Atos SE(c)(j)
5.20%, 12/18/30	EUR	148	130,363
9.36%, 12/18/29		118	136,410
CA Magnum Holdings, 5.38%, 10/31/26(c)	USD	200	196,440
Cedacri Mergeco SpA, (3-mo. EURIBOR + 4.63%), 7.18%, 05/15/28(a)(c)	EUR	100	108,265
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)	USD	70	70,567
McAfee Corp., 7.38%, 02/15/30(b)		79	69,921
			839,872
Machinery — 0.2%
Chart Industries, Inc., 9.50%, 01/01/31(b)		40	42,702
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)		77	77,143
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 6.54%, 04/15/29(a)(c)	EUR	200	216,182
Manitowoc Co., Inc., 9.25%, 10/01/31(b)	USD	8	8,224
Nova Alexandre III SAS, (3-mo. EURIBOR + 5.25%), 8.04%, 07/15/29(a)(c)	EUR	100	109,898
TK Elevator Holdco GmbH, 6.63%, 07/15/28(c)		270	292,391
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	295	289,471
			1,036,011
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 03/01/31(b)		306	310,888
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51		105	66,215
4.40%, 12/01/61		600	398,414
Comcast Corp.
3.75%, 04/01/40		110	90,230
2.94%, 11/01/56		54	31,728
CSC Holdings LLC(b)
5.50%, 04/15/27		2,400	2,221,962
5.38%, 02/01/28		833	710,407
11.25%, 05/15/28		200	193,352
11.75%, 01/31/29		833	807,879
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5.88%, 08/15/27		50	48,452
10.00%, 02/15/31		48	46,090
DISH DBS Corp.(b)
5.25%, 12/01/26		66	60,584
5.75%, 12/01/28		55	46,384
DISH Network Corp., 11.75%, 11/15/27(b)		103	108,467
Gray Media, Inc.(b)
7.00%, 05/15/27		11	10,780
10.50%, 07/15/29		69	71,888
Midcontinent Communications, 8.00%, 08/15/32(b)		50	50,556
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		42	35,936
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)		39	38,485
Security		Par (000)	Value
Media (continued)
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(c)(g)	EUR	232	$ 205,250
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	200	194,000
Univision Communications, Inc.(b)
6.63%, 06/01/27		19	18,843
8.00%, 08/15/28		66	66,206
8.50%, 07/31/31		29	28,337
Virgin Media Secured Finance PLC(c)
5.25%, 05/15/29	GBP	500	601,148
4.25%, 01/15/30		100	112,382
VZ Vendor Financing II BV, 2.88%, 01/15/29(c)	EUR	196	189,321
			6,764,184
Metals & Mining — 0.4%
Arsenal AIC Parent LLC, 11.50%, 10/01/31(b)	USD	125	135,929
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		169	169,227
Cleveland-Cliffs, Inc.(b)
6.88%, 11/01/29		13	12,721
7.50%, 09/15/31		5	4,882
7.38%, 05/01/33		11	10,555
Constellium SE, 5.38%, 08/15/32(c)	EUR	100	106,310
JSW Steel Ltd., 3.95%, 04/05/27(c)	USD	200	191,000
Kaiser Aluminum Corp., 4.50%, 06/01/31(b)		139	123,019
New Gold, Inc., 6.88%, 04/01/32(b)		22	22,219
Novelis Corp.(b)
3.25%, 11/15/26		76	73,472
3.88%, 08/15/31		114	99,112
Novelis, Inc., 6.88%, 01/30/30(b)		31	31,439
Pembroke Olive Downs Pty. Ltd., 11.50%, 02/18/30		1,100	1,114,575
Periama Holdings LLC, 5.95%, 04/19/26(c)		250	249,562
			2,344,022
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.0%
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27		10	9,508
7.75%, 12/01/29		6	6,176
Starwood Property Trust, Inc.
6.50%, 07/01/30		12	12,006
10/15/30(h)		17	16,842
			44,532
Office REITs — 1.0%
Office Properties Income Trust, 9.00%, 03/31/29(b)		6,400	6,119,245
Oil, Gas & Consumable Fuels — 0.7%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		21	21,360
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27(b)		2	2,450
Buckeye Partners LP, 6.75%, 02/01/30(b)		7	7,090
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(c)	GBP	200	263,517
Chord Energy Corp., 6.75%, 03/15/33(b)	USD	13	12,932
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		68	69,201
Civitas Resources, Inc.(b)
8.38%, 07/01/28		46	47,471
8.63%, 11/01/30		29	29,918
8.75%, 07/01/31		2	2,054
CNX Resources Corp., 7.25%, 03/01/32(b)		9	9,152
Comstock Resources, Inc., 6.75%, 03/01/29(b)		104	101,716
Crescent Energy Finance LLC(b)
7.63%, 04/01/32		44	43,519
7.38%, 01/15/33		42	40,497
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		18	18,446
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc., 6.25%, 03/15/33	USD	885	$ 935,884
Enbridge, Inc.
6.70%, 11/15/53		530	572,555
(5-year CMT + 2.97%), 7.20%, 06/27/54(a)		15	15,136
(5-year CMT + 3.12%), 7.38%, 03/15/55(a)		15	15,400
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		13	13,814
Energy Transfer LP
5.40%, 10/01/47		150	134,325
(5-year CMT + 2.83%), 7.13%, 10/01/54(a)		21	21,324
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		2	2,020
8.25%, 01/15/29		21	21,681
8.88%, 04/15/30		22	22,848
7.88%, 05/15/32		27	27,192
8.00%, 05/15/33		23	23,179
Harvest Midstream I LP, 7.50%, 05/15/32(b)		28	28,775
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
8.38%, 11/01/33		104	106,577
6.88%, 05/15/34		25	23,512
7.25%, 02/15/35		10	9,550
Howard Midstream Energy Partners LLC, 7.38%, 07/15/32(b)		19	19,466
ITT Holdings LLC, 6.50%, 08/01/29(b)		9	8,303
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(b)		35	34,980
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		11	10,980
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(b)		7	6,825
MPLX LP, 4.95%, 03/14/52		400	336,141
Nabors Industries Ltd., 7.50%, 01/15/28(b)		9	8,284
Nabors Industries, Inc., 7.38%, 05/15/27(b)		84	82,849
NFE Financing LLC, 12.00%, 11/15/29(b)		40	33,718
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		17	17,119
8.38%, 02/15/32		107	107,229
Noble Finance II LLC, 8.00%, 04/15/30(b)		5	4,997
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)		116	116,299
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		13	13,121
Prairie Acquiror LP, 9.00%, 08/01/29(b)		11	11,197
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		40	41,172
SM Energy Co., 7.00%, 08/01/32(b)		10	9,814
Sunoco LP, 6.25%, 07/01/33(b)		22	22,023
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 02/15/29(b)		41	41,204
Talos Production, Inc., 9.38%, 02/01/31(b)		9	9,157
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		3	2,817
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		4	4,029
Transocean, Inc.(b)
8.00%, 02/01/27		43	42,839
8.25%, 05/15/29		29	28,347
8.75%, 02/15/30		50	52,345
8.50%, 05/15/31		26	25,264
Valaris Ltd., 8.38%, 04/30/30(b)		72	72,083
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		106	113,665
8.38%, 06/01/31		142	144,028
9.88%, 02/01/32		100	106,208
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Vital Energy, Inc.
9.75%, 10/15/30	USD	35	$ 35,599
7.88%, 04/15/32(b)		58	53,993
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		12	11,666
			4,270,856
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28(b)		200	188,415
Fiber Bidco SpA(c)
6.13%, 06/15/31	EUR	100	105,490
(3-mo. EURIBOR + 4.00%), 6.36%, 01/15/30(a)		200	215,484
Magnera Corp., 7.25%, 11/15/31(b)	USD	10	9,726
Sappi Papier Holding GmbH, 4.50%, 03/15/32(c)	EUR	100	107,049
			626,164
Passenger Airlines — 0.0%
American Airlines, Inc., 8.50%, 05/15/29(b)	USD	26	26,395
Deutsche Lufthansa AG, (5-year EURIBOR ICE Swap + 2.86%), 5.25%, 01/15/55(a)(c)	EUR	200	215,449
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	USD	21	20,729
OneSky Flight LLC, 8.88%, 12/15/29(b)		16	16,171
			278,744
Personal Care Products — 1.0%
Beauty Health Co., 1.25%, 10/01/26(b)(l)		6,946	5,956,212
Pharmaceuticals — 0.3%
1261229 BC Ltd., 04/15/32(b)(h)		200	198,773
1375209 BC Ltd., 9.00%, 01/30/28(b)		29	28,978
Bausch Health Cos., Inc.(b)
5.50%, 11/01/25		18	17,982
6.13%, 02/01/27		63	63,882
5.75%, 08/15/27		11	10,981
11.00%, 09/30/28		103	98,107
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)		36	37,531
Grifols SA, 7.13%, 05/01/30(c)	EUR	114	127,449
Gruenenthal GmbH, 4.63%, 11/15/31(c)		110	114,937
Nidda Healthcare Holding GmbH(c)
7.00%, 02/21/30		177	199,591
(3-mo. EURIBOR + 3.75%), 6.31%, 10/23/30(a)		100	108,733
Rossini SARL(c)
6.75%, 12/31/29		100	112,874
(3-mo. EURIBOR + 3.88%), 6.23%, 12/31/29(a)		142	154,312
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29		250	301,074
			1,575,204
Real Estate Management & Development — 0.3%
Adler Financing SARL(g)
Series 1.5L, (10.00% PIK), 10.00%, 12/31/29		45	50,104
Series 1L, (8.25% PIK), 8.25%, 12/31/28		190	209,730
ADLER Real Estate GmbH, 3.00%, 04/27/26(c)		200	211,394
Aldar Properties PJSC, (5-year CMT + 2.04%), 6.62%, 04/15/55(a)(c)	USD	250	253,437
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)		40	35,758
Aroundtown SA, 0.38%, 04/15/27(c)	EUR	300	304,705
CoreLogic, Inc., 4.50%, 05/01/28(b)	USD	118	109,831
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		20	21,238
Fantasia Holdings Group Co. Ltd.(c)(d)(m)
11.75%, 04/17/22		710	17,750

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
Fantasia Holdings Group Co. Ltd.(c)(d)(m) (continued)
12.25%, 10/18/22	USD	200	$ 5,000
Modern Land China Co. Ltd., (2.00% Cash and 9.00% PIK), 11.00%, 12/30/26(c)(d)(g)(m)		— (n)	—
PCPD Capital Ltd., 5.13%, 06/18/26(c)		200	188,200
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(c)(g)	EUR	147	156,250
			1,563,397
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	USD	10	9,582
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc., 3.75%, 02/15/51(b)		890	665,618
MKS Instruments, Inc., 1.25%, 06/01/30(b)(l)		24	21,588
ON Semiconductor Corp., 0.50%, 03/01/29(l)		16	13,781
			700,987
Software — 0.8%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		270	253,263
Camelot Finance SA, 4.50%, 11/01/26(b)		6	5,881
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		48	49,282
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		86	74,423
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		12	11,132
4.88%, 07/01/29		108	96,334
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		272	264,402
9.00%, 09/30/29		238	237,379
8.25%, 06/30/32		276	280,617
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		147	147,243
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)		35	34,420
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(c)	EUR	225	246,913
Skillz, Inc., 10.25%, 12/15/26(b)	USD	518	507,640
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 6.29%, 07/31/31(a)(c)	EUR	100	108,265
UKG, Inc., 6.88%, 02/01/31(b)	USD	195	197,816
Veradigm, Inc., 0.88%, 01/01/27(l)		2,000	2,127,925
West Technology Group LLC, 8.50%, 04/10/27(b)		617	436,527
			5,079,462
Specialty Retail — 0.1%
Afflelou SAS, 6.00%, 07/25/29(c)	EUR	124	138,405
Bubbles Bidco SpA(c)
6.50%, 09/30/31		100	108,133
(3-mo. EURIBOR + 4.25%), 6.61%, 09/30/31(a)		100	108,095
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.91%, 07/15/31(a)(c)		128	139,209
Fressnapf Holding SE, 5.25%, 10/31/31(c)		101	109,075
Goldstory SAS, 6.75%, 02/01/30(c)		100	111,374
Staples, Inc., 10.75%, 09/01/29(b)	USD	13	11,745
			726,036
Technology Hardware, Storage & Peripherals — 0.0%
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)		9	9,329
Security		Par (000)	Value
Textiles, Apparel & Luxury Goods(c) — 0.1%
European TopSoho SARL, 4.00%, 09/21/21(d)(m)	EUR	300	$ 145,976
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.54%, 07/01/29(a)		200	216,923
			362,899
Tobacco — 0.0%
BAT Capital Corp., 4.54%, 08/15/47	USD	67	53,519
Trading Companies & Distributors — 0.0%
Gates Corp., 6.88%, 07/01/29(b)		22	22,381
Transportation Infrastructure — 0.1%
Edge Finco PLC, 8.13%, 08/15/31(c)	GBP	167	220,036
Mobico Group PLC, (5-year UK Government Bond + 4.14%), 4.25%(a)(c)(i)		200	246,724
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 7.43%, 04/22/30(a)	EUR	100	109,418
			576,178
Water Utilities — 0.1%
Thames Water Utilities Finance PLC(c)
4.00%, 06/19/25	GBP	100	100,978
4.00%, 04/18/27	EUR	400	321,700
Thames Water Utilities Ltd., Series 144., 0.00%, 03/22/27(b)(k)	GBP	3	3,394
			426,072
Wireless Telecommunication Services — 1.2%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., (9.00% Cash and 3.00% PIK), 12.00%, 05/25/27(g)	USD	6,800	6,766,000
Vmed O2 U.K. Financing I PLC, 5.63%, 04/15/32(c)	EUR	100	107,427
Zegona Finance PLC, 6.75%, 07/15/29(c)		237	270,363
			7,143,790
Total Corporate Bonds — 24.1% (Cost: $147,046,226)			146,335,792
Fixed Rate Loan Interests
Commercial Services & Supplies — 1.3%
Sabre Financial Borrower LLC, PIK Term Loan, 13.00%, 12/15/28	USD	5,333	5,523,502
Terraboost Media, Term Loan, (6.00% PIK), 10.00%, 08/21/26(e)(g)		2,563	2,511,257
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31		1	800
			8,035,559
Diversified Consumer Services — 0.1%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27		530	538,753
Internet Software & Services — 0.0%
Abe Investment Holdings, Inc., 2025 USD Term Loan B, 11.25%, 02/21/30(e)		20	19,850
IT Services — 0.3%
Clover Holdings 2 LLC, Term Loan B, 7.75%, 12/09/31(e)		215	213,656
X Corp., 2025 Term Loan, 9.50%, 10/26/29		1,600	1,640,288
			1,853,944
Software — 0.0%
Cotiviti, Inc., 2024 Term Loan B, 7.63%, 05/01/31		50	49,188
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail — 0.0%
Razor Group GmbH, 2023 Term Loan, (Defaulted), 0.00%, 09/30/28(e)	USD	443	$ —
Wireless Telecommunication Services — 0.8%
Ligado Networks LLC
2025 DIP Roll-Up Term Loan, 17.50%, 05/05/25		3,263	2,888,351
2025 DIP Term Loan (326mm), 17.50%, 05/05/25		1,747	1,545,852
2025 PIK DIP Delayed Draw Term Loan, 17.50%, 05/05/25		491	434,268
2025 PIK DIP Term Loan, 17.50%, 05/05/25		63	55,857
			4,924,328
Total Fixed Rate Loan Interests — 2.5% (Cost: $16,068,769)			15,421,622
Floating Rate Loan Interests(a)
Advertising Agencies — 0.0%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28		30	30,194
Planet US Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.32%, 02/07/31		22	21,850
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 0.00%, 02/15/29		14	13,934
			65,978
Aerospace & Defense — 0.1%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 10/31/30		55	54,092
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR + 4.18%), 8.43%, 08/03/29		57	56,601
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31		114	113,960
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31		43	43,354
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 01/27/32		26	25,805
Kaman Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 02/26/32		32	31,790
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.60%), 9.92%, 04/09/26		23	23,402
Propulsion BC Newco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/14/29		11	10,882
Signia Aerospace LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 11/21/31		16	15,501
Skydio, Inc., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 12/04/29(e)		50	49,841
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/28/31		244	242,614
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 01/19/32		88	87,042
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/22/30		13	12,841
			767,725
Security		Par (000)	Value
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/18/30	USD	15	$ 14,489
Automobile Components — 0.2%
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.82%, 05/06/30		164	161,812
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 01/28/32		64	62,960
Emerald Electronics Manufacturing Services, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.35%), 10.67%, 12/29/27(e)		1,371	1,014,245
Garrett LX I SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.54%, 01/17/32		5	4,956
RealTruck Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 9.44%, 01/31/28		21	20,483
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 11/17/28		59	57,333
			1,321,789
Automobiles — 0.1%
Arrow Purchaser, Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.19%, 04/15/26(e)		851	847,472
Banks — 0.1%
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 08/02/28		93	92,595
BNP Paribas Emissions- und Handelsgesellschaft mbH, 2024 11th Amendment Term Loan A, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.17%, 09/30/27(e)		628	623,873
			716,468
Beverages — 0.0%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.40%, 01/24/30		118	25,980
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.10%), 7.40%, 01/24/29		133	67,837
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 03/31/28		43	42,637
			136,454
Broadline Retail — 0.8%
Cart.Com, Inc., Term Loan, (1-mo. CME Term SOFR + 7.75%), 12.07%, 05/30/29(e)		5,000	4,965,000
Building Materials — 1.2%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 8.81%, 05/17/28		25	16,302
AHF Parent Holding, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.25%), 10.81%, 02/01/28		1,780	1,681,357
Azek Group LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 09/19/31(e)		42	41,895
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.67%, 11/03/28		183	180,759
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 10/02/28		48	47,049

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 08/04/31	USD	84	$ 82,729
Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.93%, 05/31/30		106	105,371
HP PHRG Borrower LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.32%, 02/20/32		5,000	4,868,750
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.32%, 03/08/29		33	31,822
Oscar AcquisitionCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 04/29/29		51	47,748
Potters Borrower LP, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 12/14/27		23	22,753
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.57%, 03/19/29		44	44,042
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/10/32		35	34,571
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 04/14/31		92	90,524
Smyrna Ready Mix Concrete LLC, 2025 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/02/29(e)		19	18,781
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 09/22/28		20	20,501
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31		134	127,482
Zurn LLC, 2021 Term Loan B, 10/04/28(o)		20	20,307
			7,482,743
Building Products — 0.2%
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/19/28		57	57,186
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.26%), 8.55%, 01/29/31		113	102,444
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 06/17/31		24	23,986
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.57%, 05/12/30		14	13,891
Porcelain Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.10%), 10.40%, 04/30/27(e)		1,210	1,045,285
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 10/19/29		161	155,715
			1,398,507
Capital Markets — 1.4%
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/09/30		31	30,343
Astra Acquisition Corp.
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 8.88%), 14.47%, 10/25/29(e)		4,702	56,428
2024 New Money Term Loan A, 02/25/28(o)		1,180	705,024
Security		Par (000)	Value
Capital Markets (continued)
Astra Acquisition Corp. (continued)
2024 Term Loan B, 10/25/28(o)	USD	3,791	$ 37,914
Citadel Securities Global Holdings LLC, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31		68	68,055
CPI Holdco B LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 05/17/31		40	39,675
2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.32%, 05/19/31		82	81,686
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27		138	131,037
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28		50	47,701
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 04/07/28		43	42,664
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 06/27/29		7	6,983
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/15/31		72	71,021
GC Champion Acquisition LLC(e)
1st Lien Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.55%, 08/21/28		48	47,135
1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.55%, 08/21/28		172	169,685
2024 Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.54%, 08/21/28		2,843	2,805,554
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 01/31/30		10	9,798
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 12/15/31		86	84,555
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 10/21/31		36	35,760
Osaic Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/17/28		54	53,288
Pico Quantitative Trade Holding LLC(e)
2021 Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.25%), 11.80%, 02/08/27		404	401,631
Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.25%), 11.80%, 02/08/27		439	439,778
Pico Quantitative Trading Holdings LLC, 2024 10th Amendment Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.25%), 11.83%, 02/08/27(e)		3,343	3,323,446
Rialto Management Group, LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.32%, 12/05/30(e)		49	48,212
			8,737,373
Chemicals — 0.2%
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 12/20/29		76	75,874
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/18/28	USD	50	$ 50,026
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 11/01/30		76	75,469
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.04%, 10/04/29		7	6,906
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 06/12/31		76	74,607
Element Solutions, Inc., 1st Lien, Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 6.07%, 12/18/30		70	69,972
Fortis 333, Inc., USD Term Loan B, 02/06/32(e)(o)		28	27,755
H.B. Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 02/15/30		45	45,308
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.32%, 07/03/28		84	77,228
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/18/30		30	28,404
INEOS US Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.57%, 10/07/31(e)		25	23,375
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 11/26/31(e)		60	59,738
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.32%, 03/29/28		97	96,414
Nouryon Finance BV, 2024 USD Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 04/03/28		58	57,706
OQ Chemicals Corp.
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.90%, 12/31/26		79	68,428
2024 USD Term Loan B, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 12.32%, 12/31/26		9	9,120
Paint Intermediate III, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/09/31		24	23,940
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 08/02/30		96	94,984
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/22/28		69	68,394
			1,033,648
Commercial Services & Supplies — 3.6%
Aggreko Holdings, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 08/16/29		98	97,673
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 02/04/28		86	86,196
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 05/12/28		223	222,300
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Alphasense, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.25%), 10.55%, 06/27/29(e)	USD	4,167	$ 4,129,812
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/03/29		113	112,903
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.19%, 08/06/27		65	63,013
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 10/16/31		163	162,654
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 11/24/28		74	73,761
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.07%, 01/31/31		101	99,257
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 02/23/29		68	61,069
CHG Healthcare Services Inc., 2024 Term Loan B1, (3- mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 09/29/28		55	55,138
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 10/01/31		164	163,175
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 07/06/29		32	31,542
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 08/01/29		60	59,793
Fleet US Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 02/21/31(e)		18	17,843
Fusion Holding Corp.(e)
Revolver, (3-mo. CME Term SOFR at 0.75% Floor + 6.25%), 12.75%, 09/15/27		9	9,315
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.25%), 10.55%, 09/14/29		226	222,232
G-3 Apollo Acquisition Corp.
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.29%, 03/10/31		1	1,501
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.29%, 03/10/31		67	65,667
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.29%, 07/31/30		29	24,504
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 02/01/29		53	52,860
Grant Thornton Advisors Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 06/02/31		22	21,979
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/30/28		54	41,869
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/30/28		11	8,193
INH Buyer, Inc., 2021 Term Loan, 06/28/28(e)(o)		3,118	1,103,645
KUEHG Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 06/12/30		36	36,329
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.30%, 08/11/28		10	9,762

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.31%, 05/04/28	USD	118	$ 117,415
Nxgen Buyer, Inc., 2024 11th Amendment Incremental Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.75%), 9.07%, 11/01/27(e)		3,825	3,794,637
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 07/25/30		30	29,701
PG Polaris BidCo SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/26/31		34	33,887
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/13/30		39	38,515
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/07/32		55	54,283
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 11/19/31		27	26,639
RecordXTechnologies LLC, PIK Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.55%, 12/23/27(e)		4,539	4,538,604
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 11/14/30		5	4,931
Secretariat Advisors LLC(e)(o)
2025 Delayed Draw Term Loan, 02/24/32		3	3,552
2025 Term Loan B, 02/24/32		1,273	1,266,476
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 10/04/30		69	68,520
Streamland Media Midco LLC
(3-mo. CME Term SOFR at 1.00% Floor + 9.50%), , 03/31/26		33	33,157
2019 10th Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.50%), 0.00%, 03/31/25(e)		26	26,201
Thunder Purchaser, Inc.(e)
2024 Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.70%, 06/30/28		692	685,580
2024 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.70%, 06/30/28		387	383,925
2024 Refinancing Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.70%, 06/30/28		3,065	3,035,571
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00%), 6.32%, 06/30/29		42	25,043
Topsail Debtco LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.30%, 12/27/30(e)		99	96,577
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.42%, 11/02/27		28	26,469
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 11/30/30		28	27,744
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.58%, 02/22/31		61	60,415
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28	USD	44	$ 20,705
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/30/31		107	105,397
			21,537,929
Construction & Engineering — 1.1%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 09/23/31		111	109,699
Arcosa Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 08/12/31		37	36,903
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.79%, 08/01/30		179	169,213
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 07/01/31		63	62,357
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 07/01/31		98	97,530
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 11/03/31		15	14,857
Cube A&D Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.79%, 10/17/31		14	13,883
Engineering Research and Consulting LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.00%), 9.31%, 08/15/31(e)		4,987	4,937,625
Legence Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.57%, 12/18/28		20	19,443
Lighthouse Parent Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.30%, 12/22/31(e)		60	58,661
LJ Avalon Holdings LLC(e)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.75%), 9.07%, 02/01/30		23	23,033
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.75%), 9.07%, 02/01/30		56	56,266
Pueblo Mechanical and Controls LLC(e)
2022 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.05%, 08/23/28		490	484,124
2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.05%, 08/23/28		707	697,954
			6,781,548
Construction Materials(e) — 1.0%
Alpine Holding Corp., Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.30%, 08/01/30		3,991	3,966,870
Kellermeyer Bergensons Services LLC
2023 6th Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 1.00%, 7.00% PIK), 12.44%, 11/06/28(g)		159	159,492
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction Materials (continued)
Kellermeyer Bergensons Services LLC (continued)
2024 Amendment No. 8 Term Loan, (3-mo. CME Term SOFR + 1.75%), 9.69%, 11/06/28	USD	358	$ 358,404
Thermostat Purchaser III, Inc., 2nd Lien Term Loan, (3- mo. CME Term SOFR at 0.75% Floor + 7.25%), 11.71%, 08/31/29		1,388	1,387,806
			5,872,572
Consumer Discretionary(e) — 0.6%
Sellerx
2023 Tranche A1 Term Loan A, 05/23/26(o)		2,662	1,613,580
2023 Tranche A2 Term Loan A, 05/23/26(o)		2,661	1,612,639
2024 Incremental Term Loan, (3-mo. CME Term SOFR + 9.00%), 13.30%, 10/28/31		261	260,688
2024 Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.30%, 10/28/26		78	78,206
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR + 9.00%), 9.00%, 11/22/29		261	260,687
			3,825,800
Consumer Finance — 0.3%
Boost Newco Borrower LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 01/31/31		207	204,895
Citrin Cooperman Advisors LLC(o)
2025 Delayed Draw Term Loan, 03/06/32		3	2,491
2025 Term Loan B, 03/06/32		39	38,616
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 04/28/28		125	124,966
Freedom Financial Network Funding LLC(e)
1st Lien Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 9.00%), 13.49%, 09/21/27		361	350,109
Delayed Draw Term Loan, (6-mo. CME Term SOFR + 9.00%), 13.66%, 09/21/27		120	116,703
Lucky U.S. Buyerco LLC(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.80%, 04/01/29		8	8,074
Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.80%, 04/01/29		85	83,727
Money Transfer Acquisition, Inc., 2022 Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 8.35%), 12.67%, 12/14/27(e)		393	391,256
Neon Maple U.S Debt Mergersub, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 11/17/31		76	75,409
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/24/31		57	56,516
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/24/31		133	132,104
WEX, Inc.
2024 Term Loan B2, 03/31/28(o)		15	14,906
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/05/32		30	29,700
			1,629,472
Consumer Staples Distribution & Retail — 0.1%
JP Intermediate B LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 11.14%, 11/20/25(e)		1,443	796,335
Security		Par (000)	Value
Containers & Packaging — 0.4%
BW Holding, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.50%), 11.96%, 12/14/29(e)	USD	3,079	$ 2,247,626
Charter Next Generation, Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.31%, 11/29/30		182	182,084
Clydesdale Acquisition Holdings, Inc.(o)
2025 Delayed Draw Term Loan, 03/26/32		1	1,049
2025 Term Loan B, 03/26/32		60	60,032
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 10/30/28		79	65,068
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/15/27		55	54,793
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.32%, 07/31/26		19	18,736
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 09/15/28		52	49,700
			2,679,088
Diversified Consumer Services(e) — 1.1%
Accuserve Solutions, Inc., 2024 Incremental Term Loan, (6-mo. CME Term SOFR + 5.25%), 9.53%, 03/15/30		600	602,688
Chronicle Bidco, Inc.
2022 Term Loan, (3-mo. CME Term SOFR + 6.25%), 10.56%, 05/18/29		2,882	2,910,738
2024 8th Amendment Delayed Draw Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.56%, 05/18/29		81	81,932
Employ, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.50%), 11.80%, 08/07/28		250	245,119
MSM Acquisitions, Inc.
2021 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.31%, 12/09/26		82	74,087
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.31%, 12/09/26		356	321,856
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.31%, 12/09/26		134	120,889
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.31%, 12/09/26		1,080	976,188
Pluralsight, Inc.
2024 First Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 3.00%, 1.50% PIK), 8.83%, 08/22/29(g)		421	421,156
2024 Second Priority Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.83%, 08/22/29		667	667,383
TL Voltron Purchaser LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 12/31/30		81	79,054
			6,501,090
Diversified REITs — 0.5%
Greystone Affordable Housing Initiatives LLC, Delayed Draw Term Loan, (6-mo. CME Term SOFR at 1.25% Floor + 6.00%), 10.69%, 03/02/26(e)		2,800	2,791,600
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/25/31		93	92,472
			2,884,072

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services — 0.1%
Altice Financing SA, USD 2017 1st Lien Term Loan, (1- mo. CME Term SOFR + 2.75%), 7.43%, 01/31/26(e)	USD	79	$ 72,263
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/24/30		72	71,909
Connect Finco SARL, 2024 Extended Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.82%, 09/27/29		41	36,401
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.57%, 09/20/30		32	31,110
Level 3 Financing, Inc., 2025 Term Loan B, 03/27/32(o)		149	146,998
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/29		41	39,200
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/30		42	40,014
2024 Term Loan A, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.32%, 06/01/28		10	10,026
Telesat LLC, Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 3.01%), 7.32%, 12/07/26		13	7,299
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27		231	214,727
			669,947
Electric Utilities — 0.1%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 07/31/30		84	83,445
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/31/31		37	36,684
Constellation Renewables LLC, 2020 Term Loan, 12/15/27(o)		20	19,956
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 05/22/31		16	16,328
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.04%, 04/16/31		68	68,178
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 12/15/31		30	29,834
Thunder Generation Funding LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/03/31		48	47,775
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1- mo. CME Term SOFR + 1.75%), 6.07%, 12/20/30		60	59,417
			361,617
Electrical Equipment — 0.0%
Sparkstone Electrical Group, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.57%, 10/15/31(e)		56	55,280
Electronic Equipment, Instruments & Components — 0.1%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/20/31		20	19,825
Security		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Coherent Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 07/02/29	USD	90	$ 90,112
ESO Solutions, Inc., Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.07%, 05/03/27(e)		231	229,182
Roper Industrial Products Investment Co., 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 11/22/29		41	40,838
			379,957
Entertainment — 2.5%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.80%, 10/02/28		73	64,858
Caesars Entertainment, Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 02/06/31		206	204,406
Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 02/06/30		27	26,857
Crown Finance US, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 12/02/31		30	29,732
Delta 2 Lux SARL
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 09/30/31		81	80,510
2024 Term Loan B2, 09/30/31(o)		41	40,768
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 03/04/32		55	54,622
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/31/30		32	31,572
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 03/24/32		169	168,684
Flutter Financing BV, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 11/30/30		171	169,708
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 11/01/29		41	40,403
Gympass(e)
2024 2nd Amendment Delayed Draw Term Loan, (1- mo. CME Term SOFR at 1.50% Floor + 6.50%), 10.94%, 08/29/29		4,782	4,825,662
Term Loan, 07/08/27(g)(o)		278	280,487
Herschend Entertainment Co. LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/27/28		8	8,046
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 04/14/29		102	101,293
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 10/19/26		78	78,393
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 11/12/29		64	61,669
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 06/25/31(e)		43	42,514
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment (continued)
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 05/03/29	USD	92	$ 91,711
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 04/04/29		26	25,701
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 12/04/31		23	23,291
Showtime Acquisition LLC, 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 08/13/31(e)		5,000	4,953,931
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/01/31		22	21,748
TouchTunes Music Group LLC, 2024 Incremental Term Loan, (3-mo. CME Term SOFR + 4.75%), 9.05%, 04/02/29		3,581	3,500,085
UFC Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 11/21/31		119	118,331
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.04%, 01/24/31		165	164,826
			15,209,808
Environmental, Maintenance & Security Service — 0.1%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 10/24/30(e)		30	29,671
Clean Harbors, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/09/28		57	57,637
Filtration Group Corp., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 10/21/28		155	154,471
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 02/04/32		120	118,680
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.30%, 10/17/30		31	30,607
Madison IAQ LLC
2025 Term Loan B, 03/28/32(e)(o)		77	76,230
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.76%, 06/21/28		190	187,390
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.67%, 03/09/28		53	30,241
Reworld Holding Corp.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 11/30/28		21	21,546
2024 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 11/30/28		1	1,186
			707,659
Financial Services — 7.6%
1475 Holdings LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.57%, 01/18/30(e)		79	78,539
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 02/27/32		39	38,830
Security		Par (000)	Value
Financial Services (continued)
ARAS Corp.(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.55%, 04/13/27	USD	560	$ 552,995
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.55%, 04/13/27		3,592	3,545,719
Arrow Purchaser, Inc., Revolver, (1-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.19%, 04/15/26(e)		51	50,965
Foreside Financial(e)
2021 Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.70%, 09/30/27		26	26,441
Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.71%, 09/30/27		1,945	1,944,637
GC Waves Holdings, Inc., 2024 Replacing Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.17%, 10/04/30(e)		3,868	3,906,229
HowlCo LLC, 2021 1st Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 3.00%), 10.96%, 10/22/27(e)		1,142	1,114,946
Integrity Marketing Acquisition, LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.31%, 08/25/28(e)		979	982,568
IT Parent LLC(e)
2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.60%, 10/01/26		307	307,247
Revolver, (1-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.48%, 10/01/26		359	358,618
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.60%, 10/01/26		2,410	2,409,913
Kid Distro Holdings LLC(e)
2023 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.75%), 9.19%, 10/01/27		356	356,147
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.75%), 9.19%, 10/01/27		3,271	3,271,501
Oak Purchaser, Inc.(e)
2024 Delayed Draw Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.72%, 04/28/28		64	64,119
2024 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.72%, 04/28/28		262	264,021
Delayed Draw Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.72%, 04/28/28		1,439	1,453,545
Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.72%, 04/28/28		2,159	2,180,317
Oasis Financial LLC, 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.50%), 12.94%, 07/05/26(e)		2,000	1,992,000
PMA Parent Holdings LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.55%, 01/31/31(e)		87	87,630
PREIT Associates, L.P., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 7.00%), 11.32%, 04/01/29		1,150	1,167,250
Smarsh, Inc.(e)
2025 Repriced Revolver, 02/16/29(o)		13	12,673
2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.05%, 02/16/29		1,714	1,710,857
Sumup Holdings Luxembourg, 2024 Delayed Draw Term Loan A, (3-mo. CME Term SOFR at 1.50% Floor + 6.50%), 10.83%, 04/22/31(e)		4,000	4,028,000
Titan Home Improvement LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.06%, 05/31/30(e)		3,702	3,717,135

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Wealth Enhancement Group LLC(e)
2021 August Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.30%, 10/02/28	USD	1,170	$ 1,161,987
2024 11th Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.31%, 10/02/28		3,298	3,273,658
Wharf Street Rating Acquisition LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.42%, 12/10/27(e)		3,842	3,851,630
Zilliant, Inc.(e)(g)(o)
Delayed Draw Term Loan, 12/21/27		317	303,983
Term Loan, 12/21/27		1,730	1,657,743
			45,871,843
Food Products — 0.1%
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 06/22/30		120	119,657
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 10/25/27		233	232,441
Froneri U.S., Inc., 2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.24%, 09/17/31		214	212,727
H-Food Holdings LLC, 2018 Term Loan B, 05/23/25(e)(o)		12	11,642
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.97%, 11/12/29		31	31,245
U.S. Foods, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/03/31		28	27,997
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/22/28		52	52,762
UTZ Quality Foods LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/29/32		104	103,426
			791,897
Ground Transportation — 0.9%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 04/10/31		216	213,828
Keep Truckin, Inc.(e)
2024 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 11.69%, 04/08/27		500	501,000
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 11.69%, 04/08/27		988	990,070
Delayed Draw Term Loan 2, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 11.69%, 04/08/27		1,512	1,514,930
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 11.69%, 04/08/27		2,000	2,004,000
			5,223,828
Health Care Equipment & Supplies — 0.3%
Appriss Health LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.48%, 05/06/27(e)		1,380	1,379,976
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.42%, 11/08/27		6	5,577
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.32%, 09/29/28		39	39,228
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Bausch & Lomb Corp. (continued)
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 05/10/27	USD	108	$ 107,666
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/23/28		381	380,290
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 05/30/31		105	104,083
			2,016,820
Health Care Providers & Services — 5.2%
Alcami Corp.(e)
2022 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.42%, 12/21/28		5	5,176
2022 Revolver, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.42%, 12/21/28		1	712
2022 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.46%, 12/21/28		70	70,326
Aveanna Healthcare LLC
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.15%), 11.46%, 12/10/29		2,998	2,849,540
2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.16%, 07/17/28		4,848	4,740,836
BW NHHC Holdco, Inc.
2022 1st Lien Second Out Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 5.75%, 2.25% PIK), 12.30%, 01/15/26(g)		2,431	2,215,310
2022 2nd Lien Third Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 12.00%), 16.30%, 11/15/26(e)		2,006	1,003,062
2022 Super Priority Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 11.80%, 01/15/26		426	430,478
2024 Term Loan B, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 11.80%, 01/15/26(e)		2,239	2,261,895
Carering Health LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 10.31%, 05/04/28(e)		670	658,332
CBI-Gator Acquisition LLC(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.70%, 10/25/27		233	220,995
Term Loan, 10/25/27(o)		2,783	2,641,013
Compsych Investments Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.75%), 9.04%, 07/22/31(e)		3,300	3,306,394
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 07/26/31(e)		18	17,910
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.07%, 11/01/28		110	109,615
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.10%, 3.61% PIK), 9.00%, 11/30/28(g)		41	31,598
2024 Third Out Term Loan C, 11/30/28(d)(e)(m)(o)		6	1,392
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.07%, 07/01/30		7	6,955
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28		26	25,670
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Ivyrehab Intermediate II LLC, 2024 2nd Amendment Tranche A Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.65%, 04/23/29(e)	USD	85	$ 83,714
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.89%, 11/01/28		— (n)	29
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.39%, 11/01/29		80	40,000
Opal Bidco SAS, 1st Lien, Term Loan B, 03/31/32(e)(o)		90	89,550
Patriot Home Care, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 10.31%, 05/05/28(e)		2,890	2,838,525
Phoenix Newco, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 11/15/28		120	120,126
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 7.40%, 11/18/27		14	14,032
PTSH Intermediate Holdings LLC(e)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.95%, 12/17/27		466	460,147
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.95%, 12/17/27		2,451	2,418,013
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.60%, 4.75% PIK), 15.64%, 04/29/25(g)		3,509	2,746,021
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30		52	49,995
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 12/19/30		60	60,351
Team Public Choices LLC, Second Lien Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 9.00%), 13.55%, 12/18/28(e)		2,265	2,230,663
			31,748,375
Health Care Technology(e) — 0.8%
ESO Solutions, Inc.
2024 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.07%, 05/03/27		964	956,958
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.07%, 05/03/27		3,696	3,670,445
			4,627,403
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/18/30		32	32,046
Hotels, Restaurants & Leisure — 1.4%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 09/20/30		105	103,577
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.61%), 11.94%, 03/11/30		10	9,370
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.93%, 03/11/30		11	10,724
Alterra Mountain Co., 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 05/31/30		54	53,604
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Carnival Corp.
2025 Term Loan (2027), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.32%, 08/08/27	USD	30	$ 30,414
2025 Term Loan (2028), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.32%, 10/18/28		30	29,934
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 07/22/30		76	75,080
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.42%, 12/01/28(e)		21	17,469
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 01/27/29		220	216,851
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 11/30/29		154	154,232
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.07%, 11/08/30		97	97,141
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.82%, 12/15/27		84	83,157
Oravel Stays Singapore Pte. Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 12.30%, 01/08/30(e)		7,000	6,930,000
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.07%, 01/05/29		22	21,459
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		10	9,768
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		6	5,573
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 06/30/28		2	2,178
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29		45	44,116
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29		14	13,750
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/14/31		122	121,009
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 08/03/28		150	149,041
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 05/24/30		61	61,112
			8,239,559
Household Durables — 1.1%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 07/31/28		100	98,553
Homerenew Buyer, Inc., 2025 19th Amendment Super Priority Term Loan, (1-mo. CME Term SOFR at 2.50% Floor + 11.00%), 15.42%, 04/14/25(e)		613	612,889
HomeRenew Buyer, Inc.(e)
2024 15th Amendment Priority Term Loan, 04/14/25(o)		217	216,495
2024 16th Amendment Priority Term Loan, (1-mo. CME Term SOFR at 2.50% Floor + 9.00%), 13.42%, 04/14/25		97	96,927

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
HomeRenew Buyer, Inc.(e) (continued)
2024 17th Amendment Super Priority Term Loan, (1- mo. CME Term SOFR at 2.50% Floor + 11.00%), 15.42%, 04/14/25	USD	267	$ 266,620
2024 18th Amendment Super Priority Term Loan, 04/14/25(o)		476	476,455
Delayed Draw Term Loan, 11/23/27(o)		1,485	472,329
Revolver, 11/23/27(o)		637	202,653
Term Loan, 11/23/27(o)		2,423	770,629
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32		125	119,229
Hyphen Solutions LLC(e)
2021 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.92%, 10/27/26		1,459	1,458,506
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.92%, 10/27/26		1,444	1,444,115
Somnigroup International, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 10/24/31		25	24,901
Springs Windows Fashions, LLC, 2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.44%, 10/06/28		85	69,542
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.82%, 12/19/29		11	11,143
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 10/30/27		77	74,522
			6,415,508
Household Products — 0.7%
Playpower, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.30%, 08/28/30(e)		4,322	4,265,535
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/04/32		13	13,008
			4,278,543
Industrial Conglomerates — 0.0%
Stitch Acquisition Corp., 2024 2nd Lien Term Loan, (3- mo. CME Term SOFR + 7.50%), 12.06%, 12/31/29(e)		25	20,472
Insurance — 2.4%
Alera Group, Inc.(e)
2021 1st Lien Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.57%, 10/02/28		515	515,313
2021 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.57%, 10/02/28		848	848,002
2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.57%, 10/02/28		2,984	2,983,915
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/19/31		347	344,521
AmWINS Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.57%, 01/30/32		161	160,175
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 12/06/31		109	107,501
Security		Par (000)	Value
Insurance (continued)
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.04%, 02/15/31	USD	93	$ 91,721
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 02/14/31		229	229,021
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.69%, 12/23/26		54	54,101
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/31/28		76	71,766
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.67%, 08/19/28		59	58,918
Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 05/26/31		85	84,492
Higginbotham Insurance Agency, Inc.(e)
2024 5th Amendment Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.82%, 11/24/28		2,409	2,394,244
2024 Amendment No 4 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.75%), 9.07%, 11/24/28		1,061	1,061,028
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.79%, 06/20/30		248	246,912
Hyperion Refinance SARL, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 02/15/31		80	79,613
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 03/15/30		52	50,879
Peter C. Foy & Associates Insurance Services LLC(e)
2021 First Lien Delayed Draw Term loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.82%, 11/01/28		577	575,137
2021 First Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.81%, 11/01/28		2,077	2,070,494
2024 Delayed Draw Term Loan E, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.82%, 11/01/28		1,124	1,120,405
2024 Delayed Draw Term Loan E, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 8.75%, 11/01/28		598	595,921
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/15/31		132	131,959
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 07/31/31		179	178,662
TIH Insurance Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 05/06/31		123	122,566
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32		34	33,916
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 09/29/30		91	90,223
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 11/21/29		174	171,855
			14,473,260
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interactive Media & Services — 1.1%
Delivery Hero Finco LLC, 2024 USD Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 5.00%), 9.31%, 12/12/29	USD	6,451	$ 6,444,419
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 05/03/28		51	48,349
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 12/31/31		35	31,653
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 12/10/31		115	114,713
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.05%, 07/20/28		14	14,114
			6,653,248
Internet Software & Services — 2.1%
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.80%, 11/08/32		60	60,010
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 09/12/29		158	156,986
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.07%, 05/30/31		32	31,571
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/09/29		82	81,710
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/31/28		153	151,929
Research Now Group, Inc., 2024 First Lien Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.76%), 10.08%, 10/15/28		5,970	5,518,479
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.07%, 03/15/30(e)		3,172	3,156,442
Syndigo LLC, 2020 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.00%), 12.55%, 12/15/28(e)		2,000	1,960,000
Thrasio LLC(e)
2024 1st Out Take Back Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 10.26%), 14.55%, 06/18/29		407	407,063
2024 2nd Out Take Back Term Loan, 06/18/29(o)		1,181	931,691
			12,455,881
IT Services — 6.6%
Acquia, Inc.(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.45%, 10/30/26		36	35,951
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.44%, 10/30/26		481	480,902
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/29/31		77	74,095
Applause App Quality, Inc(e)
2024 7th Amendment Refinancing Revolver, (3-mo. CME Term SOFR at 1.50% Floor + 6.00%), 10.29%, 10/24/29		2	1,595
2024 7th Amendment Refinancing Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 6.00%), 10.30%, 10/24/29		81	79,758
Security		Par (000)	Value
IT Services (continued)
Arctera U.S. Holdings LLC, 2024 Priority Term Loan, (3-mo. CME Term SOFR at 2.50% Floor + 12.50%), 16.80%, 12/09/29	USD	4,179	$ 4,178,789
CivicPlus LLC(e)
Amendment No1 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 11.75%), 16.05%, 06/09/34		677	676,642
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.90%), 10.21%, 08/24/27		375	375,114
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.90%), 10.21%, 08/24/27		800	800,244
Clever Devices Ltd.(e)
Revolver, (1-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.32%, 06/12/30		148	147,594
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.32%, 06/12/30		2,637	2,663,130
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.29%, 12/09/31		214	211,325
Docupace Technologies LLC(e)
PIK Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.13%), 10.42%, 07/15/30		68	67,126
Term Loan, (3-mo. CME Term SOFR + 5.75%), 10.05%, 07/15/30		2,064	2,034,750
Firstup, Inc.(e)
Amendment No. 2 Term Loan, (3-mo. CME Term SOFR + 6.75%), 11.05%, 07/13/27		430	425,747
Term Loan, (3-mo. CME Term SOFR + 6.75%), 11.05%, 07/13/27		4,183	4,140,861
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 06/27/31		29	28,765
Honey Intermediate, Inc., Term Loan, (1-mo. CME Term SOFR + 6.25%), 10.57%, 09/30/31(e)		90	88,495
Huckabee Acquisition LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.55%, 01/16/30(e)		73	73,452
Inmoment, Inc.(e)
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR + 7.00%), 11.32%, 06/08/28		107	65,443
Term Loan, 06/08/28(o)		4,185	2,562,786
Integratecom, Inc.(e)
Delayed Draw Term Loan, 12/15/27(o)		102	98,675
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.20%, 12/15/27		132	127,512
Term Loan, 12/15/27(o)		1,611	1,552,280
Intercept Bidco, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.32%, 06/03/30(e)		3,611	3,549,722
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 03/22/32		130	129,432
LogicMonitor, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.79%, 11/11/31(e)		81	80,215
Madison Logic Holdings, Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.42%, 12/30/28(e)		88	84,281
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.30%, 07/27/28		19	16,827
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.26%), 11.55%, 07/27/28		320	161,908
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.54%, 07/27/28		1,392	1,409,441
2024 Third Out Term Loan, 07/27/28(o)		1,222	332,944

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 03/01/29	USD	128	$ 122,235
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.85%), 12.18%, 02/01/29		20	14,772
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.17%, 02/01/28		94	83,513
Persado, Inc., Term Loan, (1-mo. CME Term SOFR at 1.80% Floor + 7.50%), 11.82%, 06/10/27(e)		108	110,458
Serrano Parent LLC, Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.92%, 05/13/30(e)		90	87,840
Spartan Bidco Pty. Ltd., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 10.95%, 01/24/28(e)		2,139	2,132,353
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 08/31/28		94	93,534
Trident Technologies LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.80%, 02/06/32		2,469	2,460,529
X Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.65%), 10.95%, 10/26/29		8,378	8,296,660
			40,157,695
Leisure Products — 0.1%
Playpower, Inc., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.30%, 08/28/30(e)		634	628,141
Machinery — 0.8%
Arcline FM Holdings LLC
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.80%, 06/23/28		96	95,712
2025 Term Loan, 06/24/30(o)		46	45,701
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 03/15/30		24	23,691
Generac Power Systems, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 07/03/31		15	14,925
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.72%, 02/15/29		222	220,747
Madison Safety & Flow LLC, 1st Lien, Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/26/31		29	28,811
Sonny’s Enterprises LLC(e)
2023 Restatement Date Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.95%, 08/05/28		3,787	3,589,756
2024 1st Amendment Delayed Draw Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.94%, 08/05/28		93	88,602
SPX Flow, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 04/05/29		89	88,342
Security		Par (000)	Value
Machinery (continued)
TK Elevator U.S. Newco, Inc.
2025 USD Term Loan B, 04/30/30(o)	USD	125	$ 124,576
USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.74%, 04/30/30		182	181,257
Vertiv Group Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/02/27		129	128,972
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/27/31		74	72,958
			4,704,050
Media — 0.8%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 12/07/30		55	54,324
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 12/15/31		43	42,840
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27		2,584	2,424,019
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.55%, 08/02/27		18	17,710
Gray Media, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/04/29		15	14,376
Learfield Communications LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.82%, 06/30/28		41	40,934
NEP Group, Inc.
2018 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.51%), 7.82%, 08/19/26		10	9,304
2018 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 7.00%), 11.57%, 10/19/26		141	106,951
2023 Term Loan B, (3-mo. CME Term SOFR + 3.51%, 1.50% PIK), 9.32%, 08/19/26(g)		41	37,866
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 09/25/26		146	124,957
Suited Connector LLC(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.51%, 12/01/27		403	275,023
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.52%, 12/01/27		2,612	1,781,640
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 7.68%, 01/31/29		78	76,378
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.93%, 04/30/28		54	52,487
			5,058,809
Metals & Mining — 0.7%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 05/13/29		29	29,232
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining (continued)
Covia Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/14/32	USD	20	$ 19,919
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 03/11/32		125	124,844
Trulite Glass & Aluminum Solutions LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.31%, 03/01/30(e)		4,063	4,011,718
			4,185,713
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/22/30		15	14,977
EG America LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.56%, 02/07/28		17	16,903
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.54%, 12/21/28		140	137,792
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 10/04/30		12	11,828
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 02/11/30		40	39,900
M6 ETX Holdings II Midco LLC
2025 Term Loan B, 04/01/32(o)		30	29,906
Term Loan B, (Prime + 3.50%), 11.00%, 09/19/29		11	10,708
New Fortress Energy, Inc., 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.79%, 10/30/28(e)		14	12,184
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.07%, 02/03/31		30	29,588
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 07/25/31(e)		8	7,940
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/05/28		129	129,498
Palmdale Oil Co. Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.07%, 10/02/29(e)		99	98,849
			540,073
Paper & Forest Products — 0.0%
Asplundh Tree Expert LLC, 2021 Term Loan B, 09/07/27(o)		60	59,894
FSK Pallet Holding Corp., Term Loan, (3-mo. CME Term SOFR at 1.25% Floor + 6.50%), 10.94%, 12/23/26(e)		98	97,752
			157,646
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.54%, 04/20/28		44	43,170
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/21/31		106	104,557
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 01/29/27		37	35,973
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.51%, 06/04/29		68	67,234
Security		Par (000)	Value
Passenger Airlines (continued)
American Airlines, Inc. (continued)
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/15/28	USD	58	$ 57,217
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.05%, 08/27/29		39	37,509
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 02/22/31		53	52,963
			398,623
Personal Care Products(e) — 0.2%
Supergoop LLC
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 5.75%), 10.17%, 12/29/27		147	146,398
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.75%), 10.17%, 12/29/28		1,161	1,153,986
			1,300,384
Pharmaceuticals — 0.8%
1261229 BC Ltd., 2025 Term Loan B, 09/25/30(o)		90	86,400
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 05/04/28		3,044	3,092,594
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.67%, 02/01/27		55	54,934
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.17%, 08/01/27		42	41,827
Gainwell Acquisition Corp.
2nd Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 12.39%, 10/02/28(e)		994	844,732
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27		97	90,585
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 05/05/28		100	99,582
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.36%), 6.69%, 10/27/28		65	65,676
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 05/19/31(e)		44	43,130
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 04/20/29		28	28,095
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28		6	6,445
Traack Technologies, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.06%, 09/15/25(e)		400	395,346
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 08/01/31		22	21,808
			4,871,154
Professional Services — 2.4%
Accordion Partners LLC(e)
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.55%, 11/17/31		4	4,103
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.55%, 11/17/31		154	153,876

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Professional Services (continued)
Bullhorn, Inc.
2020 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.32%, 10/01/29(e)	USD	4,064	$ 4,043,671
2024 8th Amendment Delayed Draw Term Loan, (1- mo. CME Term SOFR + 5.00%), 9.32%, 10/01/29		544	540,842
HSI Halo Acquisition, Inc.(e)
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.29%, 06/30/31		71	71,880
2024 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.29%, 06/30/31		2,306	2,322,290
Job & Talent USA, Inc.(e)
3rd Incremental Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%, 7.00% PIK), 11.32%, 08/17/25(g)		1,916	1,932,921
Delayed Draw Term Loan, 08/17/25(o)		479	483,230
Initial Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.32%, 08/17/25		1,437	1,449,691
Security Services Acquisition Sub Corp.(e)
2024 12th Amendment Term Loan A, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.17%, 09/30/27		1,126	1,118,208
2024 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.17%, 09/30/27		2,233	2,218,264
Vensure Employer Services, Inc., 2024 Term Loan, (3- mo. CME Term SOFR at 0.50% Floor + 5.00%), 9.30%, 09/26/31(e)		81	80,386
			14,419,362
Real Estate Management & Development — 1.1%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.61%), 10.94%, 06/04/29		30	28,906
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28		94	91,482
Cushman & Wakefield U.S. Borrower LLC, 2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.57%, 01/31/30		23	23,281
Greystone Affordable Housing Initiatives LLC, 2022 Term Loan, (1-mo. CME Term SOFR at 1.50% Floor + 6.50%), 10.94%, 03/08/27(e)		1,636	1,627,740
SitusAMC Holdings Corp.(e)
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.90%, 12/22/27		3,477	3,501,702
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.90%, 12/22/27		1,460	1,470,040
			6,743,151
Semiconductors & Semiconductor Equipment — 0.1%
Emerald Technologies (U.S.) Acquisition., Inc., Revolver, (1-mo. CME Term SOFR + 6.00%), 10.41%, 12/29/26(e)		412	287,601
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 07/06/29		35	35,268
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 08/17/29		76	76,183
			399,052
Software — 2.4%
AG Parent Holdings, LLC, Term Loan B, 07/31/26(o)		61	58,293
Security		Par (000)	Value
Software (continued)
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 02/24/31	USD	174	$ 173,839
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 02/15/29		309	304,416
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 04/30/31		40	39,560
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.79%, 08/15/29		52	44,708
BCPE Pequod Buyer, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.79%, 11/25/31		62	61,756
BMC Software Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 07/30/31		133	130,529
Bynder Holding BV(e)
Term Loan Tranche A, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.30%, 01/26/29		15	15,021
Term Loan Tranche B, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.30%, 01/26/29		54	54,452
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 06/17/30		49	48,569
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 01/23/32		153	153,158
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29		157	134,057
Clearwater Analytics LLC, 2025 Term Loan B, 02/07/32(e)(o)		16	15,920
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/30/29		245	242,091
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31		132	130,980
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 10/08/29		31	29,463
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 10/08/28		90	88,909
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.07%, 05/01/31		129	125,917
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/01/31(e)		120	119,528
DNAnexus, Inc.(e)
2024 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 12/18/29		5	4,950
2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 12/18/29		25	24,750
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 8.55%, 06/26/31		37	35,385
DTI Holdco, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 8.32%, 04/26/29		4,888	4,840,001
Dun & Bradstreet Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/18/29		233	232,077
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Elastic Path Software, Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.05%, 01/05/26(e)	USD	1,342	$ 1,342,496
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 10/09/29		138	137,310
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 11/22/32		26	26,347
Epicor Software Corp., 2024 Term Loan E, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.07%, 05/30/31		152	152,031
Flexera Software LLC, 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.30%, 03/03/28		20	19,828
Gen Digital, Inc., 2025 Term Loan B, 02/13/32(o)		26	25,720
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/30/32		246	242,812
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 10/27/28		105	105,076
Lightspeed Solution LLC(e)(o)
Delayed Draw Term Loan, 03/01/28		27	27,111
Term Loan, 03/01/28		414	410,983
Lightspeed Solution,LLC, 2025 2nd Amendment Incremental Term Loan, 03/01/28(e)(o)		91	90,414
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.57%, 06/17/31		105	104,112
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 9.57%, 06/17/32		15	14,572
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.79%, 07/01/31		30	28,916
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 12/17/27		13	12,748
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.19%, 03/13/28		50	49,008
Pluralsight, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 3.00%), 7.33%, 08/22/29(e)		226	225,550
PointClickCare Technologies, Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 11/03/31		47	46,559
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.30%, 06/02/28		138	131,991
Project Alpha Intermediate Holding, Inc.(o)
2024 1st Lien Term Loan B, 10/28/30		15	14,881
2024 Add-on Term Loan B, 10/28/30		13	12,962
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 07/16/31		77	76,652
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 06/28/30(e)		91	90,784
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.26%), 7.56%, 04/24/28		94	93,054
SEP Raptor Acquisition, Inc.(e)
2024 2nd Amendment Term Loan, (6-mo. CME Term SOFR + 5.25%), 9.75%, 03/31/27		185	184,668
Security		Par (000)	Value
Software (continued)
SEP Raptor Acquisition, Inc.(e) (continued)
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.93%, 03/31/27	USD	1,726	$ 1,725,993
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.07%, 05/15/28		33	32,670
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/09/31		168	167,907
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 02/10/31		252	251,424
VS Buyer LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 04/12/31		181	180,658
Waystar Technologies, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 10/22/29		22	22,036
West Technology Group LLC, 2023 Term Loan B3, (3- mo. CME Term SOFR at 1.00% Floor + 4.25%), 8.54%, 04/10/27(e)		1,828	1,426,179
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 11/26/31		102	101,395
			14,683,176
Specialty Retail — 0.7%
Hanna Andersson LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.67%, 07/02/26(e)		2,966	2,966,250
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 04/23/31		49	48,482
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.17%, 02/11/28		37	36,521
Razor Group GmbH(e)
2023 Delayed Draw Term Loan, 09/30/28(o)		4,195	1,006,765
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 09/15/27		93	137,605
Restoration Hardware, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 10/20/28		40	38,006
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.31%, 12/21/27		13	6,716
			4,240,345
Technology Hardware, Storage & Peripherals — 0.0%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28		174	103,811
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28		34	20,307
			124,118
Textiles, Apparel & Luxury Goods — 1.5%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 12/21/28		63	62,954
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/13/32		55	54,336
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.69%, 11/24/28(e)		24	23,682

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
James Perse Enterprises, Inc.(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.41%, 09/02/27	USD	90	$ 90,000
Term Loan, (12-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.31%, 09/02/27		4,000	4,000,000
WH Borrower LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 02/20/32		5,000	4,965,650
			9,196,622
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/31/31		74	74,190
Bad Boy Mowers JV Acquisition LLC, 2023 Term Loan, 11/09/29(e)(o)		68	68,805
Core & Main LP
2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 07/27/28		121	120,476
2024 Term Loan E, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 02/09/31		35	34,478
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 07/02/31(e)		65	64,270
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 06/04/31		114	112,432
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.30%, 10/28/27		63	52,751
Solenis Holdings Ltd., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 06/20/31		74	73,166
			600,568
Transportation Infrastructure — 0.0%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.67%, 12/15/26		109	108,796
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.32%, 08/20/29		40	15,630
			124,426
Wireless Telecommunication Services — 0.8%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.80%, 08/15/28		103	92,458
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.86%), 8.19%, 04/30/28		44	41,087
Infobip, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.51%), 10.81%, 09/17/26(e)		4,925	4,896,772
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.75%, 09/01/28		34	29,675
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 05/30/30	USD	18	$ 15,976
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 03/02/29		20	18,029
			5,093,997
Total Floating Rate Loan Interests — 58.9% (Cost: $381,882,468)			357,855,608
Foreign Agency Obligations
Mongolia — 0.0%
Mongolia Government International Bond, 3.50%, 07/07/27(c)		200	184,600
Pakistan — 0.1%
Pakistan Government International Bond, 6.00%, 04/08/26(c)		300	284,400
Sri Lanka — 0.1%
Sri Lanka Government International Bond(b)
4.00%, 04/15/28		114	106,705
3.35%, 01/15/30(j)		94	83,048
3.60%, 03/15/33(j)		185	144,224
5.10%, 06/15/35(j)		125	84,275
3.85%, 05/15/36(j)		87	67,414
3.85%, 02/15/38(j)		173	135,924
			621,590
United Arab Emirates — 0.0%
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34(c)		250	257,734
Total Foreign Agency Obligations — 0.2% (Cost: $1,310,816)			1,348,324

	Shares
Investment Companies
Equity Funds — 0.0%
Hearthside Equity	671	7,660
Fixed Income Funds — 0.5%
Invesco Senior Loan ETF	51,000	1,055,700
iShares JP Morgan USD Emerging Markets Bond ETF(p)	18,476	1,673,741
		2,729,441
Total Investment Companies — 0.5% (Cost: $3,083,583)		2,737,101

Par (000)
Preferred Securities
Capital Trusts — 4.0%(a)
Banks(i) — 2.5%
Axis Bank Ltd./Gandhinagar, 4.10%(c)	USD	200	193,000
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Barclays PLC
8.00%	USD	4,150	$ 4,278,497
9.63%		1,240	1,360,095
6.38%(c)	GBP	200	258,350
BPER Banca SpA, 6.50%(c)	EUR	200	220,336
Citigroup, Inc.
Series BB, 7.20%	USD	1,250	1,275,479
Series CC, 7.13%		60	61,361
Series DD, 7.00%		15	15,552
Series EE, 6.75%		1,229	1,215,267
Series FF, 6.95%		25	24,928
Cooperatieve Rabobank UA, 4.38%(c)	EUR	200	213,632
Credit Agricole SA, 5.88%(c)		100	104,176
HDFC Bank Ltd., 3.70%(c)	USD	200	192,250
Industrial & Commercial Bank of China Ltd., 3.20%(c)		400	390,652
ING Groep NV, 8.00%(c)		200	210,000
Krung Thai Bank PCL/Cayman Islands, 4.40%(c)		200	196,200
Mitsubishi UFJ Financial Group, Inc., 8.20%		425	462,835
NatWest Group PLC
8.13%		2,210	2,320,230
7.50%	GBP	200	251,396
PNC Financial Services Group, Inc., Series W, 6.25%	USD	600	603,072
Societe Generale SA, 8.13%(b)		200	199,232
Standard Chartered PLC(c)
7.63%		200	201,500
7.88%		400	411,196
Sumitomo Mitsui Financial Group, Inc., 6.45%		300	293,948
Wells Fargo & Co., 6.85%		16	16,603
			14,969,787
Capital Markets — 0.7%
Brookfield Finance, Inc., 6.30%, 01/15/55		45	42,878
Deutsche Bank AG(c)(i)
7.13%	EUR	200	213,016
7.38%		200	218,695
Goldman Sachs Group, Inc., 6.85%(i)	USD	1,155	1,169,434
UBS Group AG(b)(i)
7.75%		960	998,832
6.85%		200	198,839
Series NC10, 9.25%		1,301	1,484,704
			4,326,398
Consumer Finance — 0.1%
American Express Co., 3.55%(i)		440	424,923
Diversified Telecommunication Services(c) — 0.1%
British Telecommunications PLC, 8.38%, 12/20/83	GBP	107	147,204
Telefonica Europe BV, 6.75%(i)	EUR	300	356,428
			503,632
Electric Utilities — 0.2%
EDP SA, 4.75%, 05/29/54(c)		200	218,969
Electricite de France SA(c)(i)
6.00%	GBP	500	644,405
5.13%	EUR	200	217,882
7.38%	GBP	100	129,885
Enel SpA, 4.25%(c)(i)	EUR	100	106,722
NRG Energy, Inc., 10.25%(b)(i)	USD	93	102,394
			1,420,257
Energy Equipment & Services — 0.0%
Venture Global LNG, Inc., 9.00%(b)(i)		237	224,910
Security		Par (000)	Value
Financial Services(c)(i) — 0.1%
Nationwide Building Society, 7.50%	GBP	200	$ 256,412
NWD Finance BVI Ltd.
4.13%	USD	200	83,830
5.25%		200	107,500
Royal Capital BV, 5.00%		200	198,750
			646,492
Gas Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54(b)		16	15,784
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp., 7.60%, 01/15/55		19	19,173
Vistra Corp., 7.00%(b)(i)		67	67,844
			87,017
Insurance — 0.0%
NN Group NV, 5.75%(c)(i)	EUR	200	209,706
Multi-Utilities — 0.1%
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55	USD	9	9,016
Centrica PLC, 6.50%, 05/21/55(c)	GBP	100	130,073
Dominion Energy, Inc.
6.63%, 05/15/55	USD	10	9,930
Series B, 7.00%, 06/01/54		355	373,124
			522,143
Oil, Gas & Consumable Fuels(c) — 0.1%
Eni SpA, 4.50%(i)	EUR	100	107,049
Var Energi ASA, 7.86%, 11/15/83		300	353,656
			460,705
Pharmaceuticals — 0.1%
Bayer AG, 5.38%, 03/25/82(c)		400	425,492
Transportation Infrastructure — 0.0%
La Poste SA, 5.00%(c)(i)		100	109,125
			24,346,371

	Shares
Preferred Stocks — 1.1%
Broadline Retail — 0.6%
StubHub, Series K, 12/31/49(d)(e)	3,000	3,525,181
Construction Materials — 0.0%
Kellermeyer Bergensons Pref(d)(e)	45,118	4,546
Consumer Finance — 0.0%
WorldRemit Ltd., Series X, (Acquired 06/24/24, Cost: $0)(d)(e)(f)	136	14,892
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30(d)	8	1,769
Health Care Providers & Services — 0.0%
INH Buyer, Inc., (Acquired 12/16/24, Cost: $0)(e)(f)	1	—
Insurance — 0.0%
Alliant Cali, Inc., (Acquired 09/24/24, Cost: $83,725), 12/31/79(d)(e)(f)	85	88,011

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services(e)(f) — 0.2%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $681,004)(d)	6,215	$ 1,344,429
Streamland Media Holdings LLC, (Acquired 03/31/25, Cost: $42,479)	264	42,479
		1,386,908
IT Services(d) — 0.1%
Veritas Kapital Assurance PLC
Series G	15,567	358,041
Series G-1	10,764	247,572
		605,613
Professional Services — 0.2%
Job and Talent Holding Ltd., 0.00%(d)(e)(f)	18,083	954,788
Specialty Retail(d)(e) — 0.0%
Razor Group GmbH
Class A, , 09/30/28	3,182,164	32
Common Unit, , 09/30/28	31,821	—
		32
		6,581,740
Total Preferred Securities — 5.1% (Cost: $31,855,112)		30,928,111
Rights
Software — 0.0%
Core Scientific, Inc., (Expires 01/23/27, Strike Price USD 5.02)(d)	495,004	163,351
Total Rights — 0.0% (Cost: $120,429)		163,351
Warrants
Capital Markets — 0.0%
Pico Quantitative Trade Holding LLC, (Issued 02/07/20, Expires 02/07/30)(d)(e)(q)	142	24,010
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(d)	129	—
Consumer Finance — 0.0%
WorldRemit Ltd., Series D, (Issued/Exercisable 02/11/21, 1,596 Shares for 1 Warrant, Expires 02/11/31, Strike Price USD 37.59)(d)(e)	1,596	3,405
Consumer Staples Distribution & Retail(d)(e) — 0.0%
SellerX restructure - Elevate common shares, (Exercisable 07/25/23, 1 Shares for 1 Warrant, Expires 12/31/49, Strike Price USD 1.00)	373	—
SellerX restructure - Elevate super senior warrants, (Exercisable 07/25/23, 1 Shares for 1 Warrant, Expires 12/31/49, Strike Price USD 1.00)	1,527	—
SellerX restructure - SellerX common warrants, (Exercisable 07/25/23, 1 Shares for 1 Warrant, Expires 12/31/49, Strike Price USD 1.00)	527	—
		—
Security	Shares	Value
Ground Transportation — 0.0%
Motive Technologies, (Expires 12/31/49)(d)(e)	75,000	$ 75,000
Interactive Media & Services — 0.0%
Research Now, Inc., (Issued 07/15/24, Exercisable 07/15/29, Expires 07/15/29, Strike Price USD 37.72)(d)(e)	2,857	286
Media — 0.0%
Suited Connector LLC, (Issued/Exercisable 03/06/23, 1 Share for 1 Warrant, Expires 03/06/33, Strike Price USD 33.71)(d)(e)	20,348	—
Software — 0.0%
Grey Orange, (Issued/Exercisable 05/06/22, 1 Share for 1 Warrant, Expires 05/06/32, Strike Price USD 28.93)(d)(e)	460	92
Specialty Retail(d)(e) — 0.0%
Razor Group GmbH, (Issued/Exercisable 03/24/23, 568 Shares for 1 Warrant, Expires 04/28/30, Strike Price EUR 6,306.84)	14	—
Razor Group GmbH, (Issued/Exercisable 04/30/21, 1,854 Shares for 1 Warrant, Expires 04/30/28, Strike Price EUR 911.97)	46	—
		—
Total Warrants — 0.0% (Cost: $75,030)		102,793
Total Long-Term Investments — 100.4% (Cost: $638,604,208)		609,765,426
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(p)(r)	20,147,109	20,147,109
Total Short-Term Securities — 3.3% (Cost: $20,147,109)		20,147,109
Options Purchased — 0.0% (Cost: $796,199)		131,731
Total Investments Before Options Written — 103.7% (Cost: $659,547,516)		630,044,266
Options Written — (0.0)% (Premiums Received: $(445,839))		(75,275)
Total Investments, Net of Options Written — 103.7% (Cost: $659,101,677)		629,968,991
Liabilities in Excess of Other Assets — (3.7)%		(22,297,410)
Net Assets — 100.0%		$ 607,671,581

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund

(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,671,480, representing 0.4% of its net assets as of period end, and an original cost of $3,035,257.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	When-issued security.
(i)	Perpetual security with no stated maturity date.
(j)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)	Zero-coupon bond.
(l)	Convertible security.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Rounds to less than 1,000.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Fund.
(q)	All or a portion of the security is held by a wholly-owned subsidiary.
(r)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 73,339,862	$ —	$ (53,192,753)(a)	$ —	$ —	$ 20,147,109	20,147,109	$ 211,775	$ —
iShares JP Morgan USD Emerging Markets Bond ETF	1,645,104	—	—	—	28,637	1,673,741	18,476	15,270	—
				$ —	$ 28,637	$ 21,820,850		$ 227,045	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	10	06/18/25	$ 1,144	$ 16,390
U.S. Long Bond	8	06/18/25	942	14,489
2-Year U.S. Treasury Note	46	06/30/25	9,533	48,024
5-Year U.S. Treasury Note	544	06/30/25	58,901	536,186
				615,089
Short Contracts
10-Year U.S. Treasury Note	691	06/18/25	76,993	(1,203,277)
Ultra U.S. Treasury Bond	62	06/18/25	7,620	(102,734)
				(1,306,011)
				$ (690,922)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,841	EUR	10,000	Deutsche Bank AG	04/16/25	$ 20
USD	25,766,999	EUR	23,600,000	Deutsche Bank AG	04/16/25	229,281
USD	7,174,704	GBP	5,550,000	HSBC Bank PLC	04/16/25	5,730
USD	5,323,079	EUR	4,855,000	Barclays Bank PLC	06/18/25	50,686
USD	402,714	EUR	370,000	JPMorgan Chase Bank N.A.	06/18/25	905
						286,622
EUR	100,000	USD	108,949	Bank of America N.A.	04/16/25	(739)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	130,000	USD	168,215	Barclays Bank PLC	04/16/25	$ (293)
USD	75,517	EUR	70,000	Deutsche Bank AG	04/16/25	(231)
EUR	4,855,000	USD	5,290,886	Barclays Bank PLC	06/18/25	(18,493)
						(19,756)
						$ 266,866
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	3,011	06/13/25	USD	97.00	USD	722,038	$ 131,731
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	3,011	06/13/25	USD	97.50	USD	722,038	$ (75,275)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	USD	19,800	$ (1,193,524)	$ (118,298)	$ (1,075,226)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	28,425	$ 1,564,706	$ 1,730,570	$ (165,864)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Faurecia SE	5.00%	Quarterly	Goldman Sachs International	06/20/29	BB-	EUR	49	$ 3,354	$ 4,911	$ (1,557)
Altice France SA	5.00	Quarterly	Deutsche Bank AG	12/20/29	CC	EUR	75	(15,508)	(13,614)	(1,894)
Faurecia SE	5.00	Quarterly	Goldman Sachs International	12/20/29	BB-	EUR	80	4,459	5,516	(1,057)
iTraxx.XO.42 V2 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B+	EUR	114	12,915	14,607	(1,692)
SES S.A.	1.00	Quarterly	Bank of America N.A.	12/20/29	NR	EUR	27	(1,778)	(2,071)	293
SES S.A.	1.00	Quarterly	Barclays Bank PLC	12/20/29	NR	EUR	28	(1,844)	(1,941)	97
								$ 1,598	$ 7,408	$ (5,810)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 41,247,140	$ —	$ 41,247,140
Common Stocks
Biotechnology	641,285	—	—	641,285
Broadline Retail	—	—	—	—
Construction & Engineering	—	281	—	281
Construction Materials	—	—	1	1
Diversified Consumer Services	—	—	190,662	190,662
Entertainment	—	27,664	—	27,664
Financial Services	—	8,378	55,879	64,257
Ground Transportation	—	68	—	68
Health Care Providers & Services	—	8,540	32,761	41,301
Health Care Technology	1,455,887	—	—	1,455,887
Household Durables	6,205,240	—	—	6,205,240
Industrial Conglomerates	—	—	9,168	9,168
Interactive Media & Services	—	498,348	—	498,348
IT Services	—	—	28,058	28,058
Media	1,816,180	—	—	1,816,180
Real Estate Management & Development	—	845,064	—	845,064
Retail REITs	—	1,796,690	—	1,796,690
Trading Companies & Distributors	—	—	5,430	5,430
Corporate Bonds
Advertising Agencies	—	632,588	—	632,588
Aerospace & Defense	—	5,272,789	—	5,272,789
Air Freight & Logistics	—	21,985	—	21,985
Automobile Components	—	1,225,549	—	1,225,549
Automobiles	—	671,487	—	671,487
Banks	—	11,854,880	—	11,854,880
Biotechnology	—	507,401	—	507,401
Building Materials	—	948,644	—	948,644
Building Products	—	151,641	—	151,641
Capital Markets	—	1,328,888	—	1,328,888
Chemicals	—	2,833,087	—	2,833,087
Commercial Services & Supplies	—	2,749,899	—	2,749,899
Construction & Engineering	114,186	1,571,312	—	1,685,498
Consumer Finance	393,447	543,949	—	937,396
Consumer Staples Distribution & Retail	—	384,258	—	384,258
Containers & Packaging	—	1,308,500	—	1,308,500

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Diversified REITs	$ —	$ 8,114,403	$ —	$ 8,114,403
Diversified Telecommunication Services	—	11,663,517	—	11,663,517
Electric Utilities	—	3,435,952	—	3,435,952
Electronic Equipment, Instruments & Components	—	27,031	—	27,031
Energy Equipment & Services	—	434,708	—	434,708
Entertainment	—	11,539,423	—	11,539,423
Environmental, Maintenance & Security Service	—	133,536	—	133,536
Financial Services	—	2,059,161	—	2,059,161
Food Products	—	1,951,798	—	1,951,798
Health Care Equipment & Supplies	—	543,846	—	543,846
Health Care Providers & Services	—	950,106	—	950,106
Health Care REITs	—	8,496,759	—	8,496,759
Hotel & Resort REITs	—	197,026	—	197,026
Hotels, Restaurants & Leisure	—	3,998,650	—	3,998,650
Household Durables	—	735,431	—	735,431
Household Products	—	6,138	—	6,138
Independent Power and Renewable Electricity Producers	—	773,950	—	773,950
Industrial Conglomerates	—	46,296	—	46,296
Insurance	—	2,456,865	—	2,456,865
Interactive Media & Services	—	8,999,896	—	8,999,896
Internet Software & Services	397,890	330,242	—	728,132
IT Services	—	839,872	—	839,872
Machinery	—	1,036,011	—	1,036,011
Media	—	6,764,184	—	6,764,184
Metals & Mining	—	2,344,022	—	2,344,022
Mortgage Real Estate Investment Trusts (REITs)	—	44,532	—	44,532
Office REITs	—	6,119,245	—	6,119,245
Oil, Gas & Consumable Fuels	—	4,270,856	—	4,270,856
Paper & Forest Products	—	626,164	—	626,164
Passenger Airlines	—	278,744	—	278,744
Personal Care Products	—	5,956,212	—	5,956,212
Pharmaceuticals	—	1,575,204	—	1,575,204
Real Estate Management & Development	—	1,563,397	—	1,563,397
Retail REITs	—	9,582	—	9,582
Semiconductors & Semiconductor Equipment	—	700,987	—	700,987
Software	—	5,079,462	—	5,079,462
Specialty Retail	—	726,036	—	726,036
Technology Hardware, Storage & Peripherals	—	9,329	—	9,329
Textiles, Apparel & Luxury Goods	145,976	216,923	—	362,899
Tobacco	—	53,519	—	53,519
Trading Companies & Distributors	—	22,381	—	22,381
Transportation Infrastructure	—	576,178	—	576,178
Water Utilities	—	426,072	—	426,072
Wireless Telecommunication Services	—	7,143,790	—	7,143,790
Fixed Rate Loan Interests	—	12,676,859	2,744,763	15,421,622
Floating Rate Loan Interests	—	97,354,708	260,500,900	357,855,608
Foreign Agency Obligations	—	1,348,324	—	1,348,324
Investment Companies
Equity Funds	—	7,660	—	7,660
Fixed Income Funds	2,729,441	—	—	2,729,441
Preferred Securities
Capital Trusts	—	24,346,371	—	24,346,371
Preferred Stocks	—	607,382	5,974,358	6,581,740
Rights	163,351	—	—	163,351
Warrants	—	—	102,793	102,793
Short-Term Securities
Money Market Funds	20,147,109	—	—	20,147,109
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Options Purchased
Interest Rate Contracts	$ 131,731	$ —	$ —	$ 131,731
Unfunded Floating Rate Loan Interests(a)	—	44	65,626	65,670
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(618)	(281,387)	(282,005)
	$34,341,723	$326,057,196	$269,429,012	$629,827,931
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 390	$ —	$ 390
Foreign Currency Exchange Contracts	—	286,622	—	286,622
Interest Rate Contracts	615,089	—	—	615,089
Liabilities
Credit Contracts	—	(1,247,290)	—	(1,247,290)
Foreign Currency Exchange Contracts	—	(19,756)	—	(19,756)
Interest Rate Contracts	(1,381,286)	—	—	(1,381,286)
	$(766,197)	$(980,034)	$—	$(1,746,231)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets/Liabilities
Opening balance, as of December 31, 2024	$ 1,000,000	$ 1,352,233	$ 85,458	$ 3,646,756	$ 258,529,849	$ 5,491,882	$ (88,115)
Transfers into Level 3	—	—	—	—	6,046,751	—	—
Transfers out of Level 3	(1,000,000)	(1,030,514)	(85,458)	(529,541)	(2,372,818)	(523,900)	—
Accrued discounts/premiums	—	—	—	(8,081)	403,171	—	—
Net realized gain (loss)	—	—	—	43,923	377,507	8,063	—
Net change in unrealized appreciation (depreciation)(a)	—	(54,075)	—	42,063	(2,051,859)	767,722	(127,646)
Purchases	—	54,315	—	83,843	15,100,753	255,638	—
Sales	—	—	—	(534,200)	(15,532,454)	(25,047)	—
Closing balance, as of March 31, 2025	$ —	$ 321,959	$ —	$ 2,744,763	$ 260,500,900	$ 5,974,358	$ (215,761)
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(a)	$ —	$ (54,075)	$ —	$ 1,159	$ (2,102,369)	$ 767,722	$ (125,479)

	Warrants	Total
Assets
Opening balance, as of December 31, 2024	$ 27,419	$ 270,045,482
Transfers into Level 3	—	6,046,751
Transfers out of Level 3	—	(5,542,231)
Accrued discounts/premiums	—	395,090
Net realized gain (loss)	—	429,493
Net change in unrealized appreciation (depreciation)(a)	374	(1,423,421)
Purchases	75,000	15,569,549
Sales	—	(16,091,701)
Closing balance, as of March 31, 2025	$ 102,793	$ 269,429,012
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(a)	$ 374	$ (1,512,668)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Credit Strategies Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $48,215,120.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Floating Rate Loan Interests	$212,500,552	Income	Discount Rate	9% - 23%	11%
		Market	Revenue Multiple	0.30x -1.40x	0.72x
			EBITDA	4.00x - 11.38x	5.62x
			Time to Exit	1.0 years	—
			Volatility	35%	—

Common Stocks	218,720	Market	EBITDA	12.50x	—
			Revenue Multiple	1.40x	—

Fixed Rate Loan Interests	2,511,257	Income	Discount Rate	12%	—

Preferred Stocks(b)	5,931,846	Income	Discount Rate	11% - 14%	14%
		Market	Revenue Multiple	0.5x - 3.10x	1.10x
			Time to Exit	2.0 years	—
			Volatility	45%	—
			EBITDA	11.38x	—

Warrants	51,517	Market	Revenue Multiple	3.10x - 7.25x	4.55x
			Time to Exit	2.0 years	—
			Volatility	45% - 60%	45%
		Income	Discount Rate	12%	—
	$221,213,892

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The fund valued certain of its Level 3 Preferred Stock using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $1,344,429 as of March 31, 2025.

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
PIK	Payment-in-Kind
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Consolidated Schedule of Investments